UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05577
The Glenmede Fund, Inc.
(Exact name of Registrant as specified in charter)
100 Huntington Avenue, CPH-0326
Boston, Massachusetts 02116
(Address of principal executive offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-442-8299
Date of fiscal year end: October 31, 2015
Date of reporting period: July 31, 2015

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2015, are filed herewith.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 64.0%

	Federal Farm Credit Bank — 16.8%
$20,000,000	0.200% due 8/3/15[1]	$20,000,073
10,000,000	0.160% due 8/25/15[1]	10,000,267
15,000,000	0.211% due 9/18/15[1]	15,001,582
10,000,000	0.200% due 12/2/15[1]	10,001,372
25,000,000	0.191% due 2/18/16[1]	25,004,786
10,000,000	0.150% due 2/19/16[1]	10,000,000
15,500,000	0.201% due 3/29/16[1]	15,504,078
18,500,000	0.140% due 3/29/16[1]	18,495,664

		124,007,822

	Federal Home Loan Bank — 37.3%
10,000,000	0.125% due 8/13/15	9,999,769
13,000,000	0.220% due 8/19/15[1]	13,000,585
10,500,000	1.630% due 8/20/15	10,507,779
10,000,000	0.440% due 8/28/15	10,001,830
15,000,000	0.125% due 9/2/15	14,998,982
10,000,000	0.190% due 9/10/15	9,999,593
20,860,000	1.750% due 9/11/15	20,896,827
5,500,000	0.200% due 9/15/15	5,499,912
15,000,000	0.200% due 10/1/15	14,999,799
20,000,000	0.220% due 10/7/15[1]	20,003,730
10,000,000	0.125% due 11/18/15	9,997,472
10,000,000	0.125% due 12/8/15	9,996,148
4,490,000	0.250% due 12/9/15	4,489,300
20,000,000	0.191% due 12/16/15[1]	20,002,988
20,000,000	0.250% due 1/20/16	19,998,730
17,800,000	0.160% due 1/22/16	17,796,252
15,000,000	0.270% due 2/4/16	15,000,115
10,000,000	0.330% due 2/18/16	9,999,780
10,000,000	0.300% due 4/14/16	9,998,245
5,000,000	5.375% due 5/18/16	5,200,403
15,000,000	2.125% due 6/10/16	15,229,309
7,065,000	0.375% due 6/24/16[2]	7,064,304

		274,681,852

	Federal Home Loan Mortgage Corporation — 1.4%
10,500,000	0.500% due 5/13/16	10,512,896

		10,512,896

	Federal National Mortgage Association — 8.5%
21,500,000	0.450% due 8/24/15[1]	21,504,148
11,079,000	2.000% due 9/21/15	11,107,218

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal National Mortgage Association — (Continued)

$4,490,000	0.500% due 9/28/15	$4,492,049
5,255,000	0.375% due 12/21/15	5,256,450
10,000,000	2.250% due 3/15/16	10,121,090
9,987,000	0.375% due 7/5/16	9,981,386

		62,462,341

	TOTAL AGENCY NOTES (Amortized Cost $471,664,911)	471,664,911

REPURCHASE AGREEMENTS* — 35.9%
30,000,000	With RBS Greenwich, Inc., dated 7/31/15, 0.150%, principal and interest in the amount of $30,000,375, due 8/3/15, (collateralized by a U.S. Treasury Note with a par value of $28,411,000, coupon rate of 3.125%, due 5/15/21, market value of $30,612,853)	30,000,000
85,162,493	With Societe Generale, dated 7/31/15, 0.160%, principal and interest in the amount of $85,163,629, due 8/3/15, (collateralized by a U.S. Treasury Note with a par value of $86,790,000, coupon rate of 1.250%, due 1/31/19, market value of $86,865,507)	85,162,493
150,000,000	With UBS AG, dated 7/31/15, 0.190%, principal and interest in the amount of $150,002,375, due 8/3/15, (collateralized by U.S. Treasury Notes with a par value of $153,215,500, coupon rates of 0.625%—2.125%, due 11/30/17—9/30/21, total market value of $153,000,091)	150,000,000

	TOTAL REPURCHASE AGREEMENTS (Amortized Cost $265,162,493)	265,162,493

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL — 0.1%
483,051	State Street Navigator Securities Lending Prime Portfolio	483,051

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Amortized Cost $483,051)	483,051

TOTAL INVESTMENTS (Amortized Cost $737,310,455)[3]	100.0%	$737,310,455
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	20,549

NET ASSETS	100.0%	$737,331,004

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2015.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $737,310,455.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 95.5%
	Daily Variable/Floating Rate Notes — 51.8%
$700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.01% due 4/1/17	$700,000
7,395,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.01% due 5/15/24	7,395,000
10,000,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.01% due 11/1/35	10,000,000
14,330,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series B, (SPA: J.P. Morgan Chase),
	0.01% due 1/15/38	14,330,000
6,675,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.01% due 1/15/26	6,675,000
4,860,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.01% due 1/15/26	4,860,000
800,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.12% due 9/1/26	800,000
7,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-1,
	0.01% due 7/1/36	7,000,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.01% due 7/1/36	4,000,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.01% due 12/1/15	130,000
3,100,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.01% due 8/1/35	3,100,000
4,550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.01% due 12/1/51	4,550,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$2,700,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project, Series B,
	0.01% due 12/1/40	$2,700,000
	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
2,800,000	0.010% due 11/1/19	2,800,000
6,650,000	0.010% due 3/1/22	6,650,000
	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.):
7,500,000	0.010% due 5/15/35	7,500,000
4,500,000	0.010% due 10/1/43	4,500,000
11,580,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series B, (SPA: TD Bank N.A.),
	0.01% due 10/1/43	11,580,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
700,000	0.010% due 6/1/20	700,000
9,350,000	0.010% due 10/1/24	9,350,000
11,300,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.01% due 3/1/24	11,300,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.01% due 6/1/23	8,735,000
3,100,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.01% due 10/1/24	3,100,000
1,110,000	Lincoln County, Wyoming, Pollution Control Revenue, ExxonMobil Corp. Project,
	0.01% due 8/1/15	1,110,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.01% due 7/1/39	2,025,000
5,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.01% due 11/1/49	5,050,000
9,950,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.01% due 8/15/40	9,950,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$14,505,000	Metropolitan Transportation Authority, NY, Dedicated Tax Funds Revenue, Series A-1, (SPA: Royal Bank of Canada),
	0.031% due 11/1/31	$14,505,000
9,595,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.01% due 10/1/39	9,595,000
6,590,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.01% due 12/1/30	6,590,000
10,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series D,
	0.01% due 12/1/30	10,000,000
2,100,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.01% due 11/1/35	2,100,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.01% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.01% due 11/1/35	9,285,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.01% due 10/1/35	1,400,000
10,500,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series B, (SPA: U.S. Bank N.A.),
	0.01% due 2/15/33	10,500,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.01% due 3/1/40	4,100,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.01% due 7/15/32	2,150,000
8,085,000	Montgomery County, PA, General Obligation Unlimited, Series A, (SPA: PNC Bank N.A.),
	0.01% due 8/15/24	8,085,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$10,005,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series A, (SPA: J.P. Morgan Chase),
	0.01% due 6/1/31	$10,005,000
16,515,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.01% due 6/1/41	16,515,000
7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.01% due 11/1/29	7,100,000
4,300,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.01% due 11/1/22	4,300,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.01% due 11/1/22	5,510,000
3,500,000	New York City, New York, General Obligation Unlimited, Series 1, Subseries I-2, (LOC: J.P. Morgan Chase),
	0.01% due 3/1/40	3,500,000
10,000,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (LOC: Royal Bank of Canada),
	0.01% due 10/1/39	10,000,000
14,000,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (SPA: J.P. Morgan Chase),
	0.01% due 8/1/38	14,000,000
2,100,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.01% due 4/1/36	2,100,000
19,700,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.01% due 6/15/38	19,700,000
6,590,000	Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B-1 (SPA: Wells Fargo Bank N.A.),
	0.01% due 1/1/39	6,590,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$5,670,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.01% due 2/15/21	$5,670,000
7,655,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wells Fargo Bank N.A.),
	0.01% due 7/1/25	7,655,000
7,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.01% due 10/1/24	7,000,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.01% due 8/15/20	1,600,000
1,005,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.01% due 5/15/32	1,005,000
700,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.01% due 4/1/38	700,000
14,690,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.01% due 2/15/31	14,690,000
3,000,000	Valdez, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.01% due 12/1/33	3,000,000
10,635,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.01% due 12/1/29	10,635,000
600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.01% due 10/1/25	600,000
1,425,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.01% due 2/1/26	1,425,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$16,000,000	Washington State Health Care Facilities Authority Revenue, MultiCare Health Systems, Series D, (LOC: Barclays Bank PLC),
	0.01% due 8/15/41	$16,000,000
800,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.02% due 11/1/25	800,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $400,165,000)	400,165,000

	Weekly Variable/Floating Rate Notes — 43.7%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.02% due 10/1/30	14,000,000
2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.01% due 10/1/22	2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.01% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.01% due 5/1/40	15,000,000
2,705,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.03% due 7/1/27	2,705,000
4,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.02% due 4/1/20	4,320,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.01% due 7/1/33	12,000,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.03% due 12/1/34	750,000
10,650,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.02% due 12/1/26	10,650,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.03% due 4/1/27	8,915,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$14,000,000	Illinois State Finance Authority Revenue, Northwestern University, Subseries D,
	0.01% due 12/1/46	$14,000,000
6,439,000	Illinois State Finance Authority Revenue, University of Chicago,
	0.02% due 7/1/38	6,439,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.02% due 10/1/36	5,170,000
598,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.01% due 7/1/28	598,000
10,000,000	King County, Washington, General Obligation Limited, Multi-Modal, Series A, (LOC: State Street Bank & Trust Co.),
	0.02% due 1/1/40	10,000,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, Forest City South Park II Apts, (FNMA Insured),
	0.01% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.01% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.010% due 2/15/38	2,000,000
12,000,000	0.010% due 10/1/39	12,000,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.01% due 2/15/38	6,000,000
6,400,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.01% due 11/1/26	6,400,000
3,755,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.01% due 11/1/28	3,755,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.01% due 12/1/29	2,610,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.02% due 8/1/28	$6,200,000
5,000,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, (SPA: J.P. Morgan Chase),
	0.01% due 6/1/32	5,000,000
2,500,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.01% due 7/1/31	2,500,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.01% due 2/15/35	6,200,000
4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.02% due 11/15/28	4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.01% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.01% due 11/15/36	6,300,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
3,000,000	0.010% due 12/1/17	3,000,000
10,300,000	0.010% due 6/1/27	10,300,000
11,115,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.02% due 12/1/21	11,115,000
6,500,000	Ohio State University General Receipts,
	0.01% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.01% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.01% due 6/1/35	7,000,000
8,100,000	Ohio State, General Obligation Unlimited, Series C,
	0.02% due 6/15/26	8,100,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.01% due 9/1/35	$6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.01% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.01% due 9/1/36	1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.01% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.02% due 7/1/33	6,275,000
10,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.01% due 7/1/32	10,185,000
10,850,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.03% due 3/1/35	10,850,000
119,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.12% due 12/1/15	119,000
2,655,000	University of North Carolina, Revenue Bonds, Series B,
	0.01% due 12/1/25	2,655,000
8,945,000	University of North Carolina, Revenue Bonds, Series C,
	0.01% due 12/1/25	8,945,000
	University of Texas, University Revenue, Financing System, Series B:
3,005,000	0.010% due 8/1/16	3,005,000
3,470,000	0.010% due 8/1/33	3,470,000
3,985,000	0.010% due 8/1/34	3,985,000
9,800,000	0.010% due 8/1/39	9,800,000
5,205,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.02% due 6/1/48	5,205,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $337,651,000)	337,651,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $737,816,000)	737,816,000

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Face
Amount	Value

FIXED RATE NOTES* — 3.9%
$30,000,000	Texas State, General Obligation Unlimited, TRANS,
1.50% due 8/31/15	$30,034,203

TOTAL FIXED RATE NOTES (Amortized Cost $30,034,203)	30,034,203

TOTAL INVESTMENTS (Amortized Cost $767,850,203)[2]	99.4%	$767,850,203
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	5,013,946

NET ASSETS	100.0%	$772,864,149

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $767,850,203.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement
TRANS — Tax and Revenue Anticipation Notes

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Face
Amount		Value

AGENCY NOTES* — 11.2%

	Federal Home Loan Bank — 6.1%
$4,500,000	4.125% due 12/13/19	$4,983,201
19,000,000	5.000% due 11/17/17	20,765,138

		25,748,339

	Federal Home Loan Mortgage Corporation — 3.8%
5,000,000	5.125% due 10/18/16	5,280,310
10,000,000	3.750% due 3/27/19	10,866,110

		16,146,420

	Federal National Mortgage Association — 1.3%
5,000,000	5.000% due 5/11/17	5,378,395

		5,378,395

	TOTAL AGENCY NOTES (Cost $46,798,598)	47,273,154

MORTGAGE-BACKED SECURITIES*,1 — 18.9%

	Federal Home Loan Mortgage Corporation — 4.1%
222	# G00807, 9.500% due 3/1/21	224
350,952	# G12342, 5.500% due 8/1/21	377,739
58,001	# J03604, 5.500% due 10/1/21	61,974
38,278	# J03649, 5.500% due 10/1/21	40,755
141,153	# G12442, 6.000% due 11/1/21	154,623
219,596	# J03536, 5.500% due 11/1/21	234,629
106,856	# G18163, 5.500% due 1/1/22	116,464
395,914	# G13396, 5.500% due 12/1/23	434,343
60,011	# D78677, 8.000% due 3/1/27	62,784
263,505	# C00742, 6.500% due 4/1/29	301,864
89,282	# A57845, 7.000% due 2/1/37	102,171
143,308	# A68937, 6.000% due 11/1/37	161,786
69,651	# A68332, 5.500% due 11/1/37	77,751
724,387	# A69653, 5.500% due 12/1/37	808,621
378,935	# A70446, 5.000% due 12/1/37	416,437
743,723	# A73370, 5.000% due 2/1/38	817,741
852,053	# A90421, 4.500% due 12/1/39	924,355
923,674	# A92890, 4.500% due 7/1/40	1,003,754
3,366,749	# A97620, 4.500% due 3/1/41	3,657,513
4,415,927	# C03770, 3.500% due 2/1/42	4,593,439
2,927,507	# Q07651, 3.500% due 4/1/42	3,035,305

		17,384,272

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)

	Federal National Mortgage Association — 13.8%
$710	# 535729, 6.500% due 2/1/16	$715
2,052	# 535962, 6.500% due 5/1/16	2,074
529	# 595134, 6.500% due 7/1/16	533
6,145	# 596498, 6.000% due 7/1/16	6,226
1,460	# 608777, 6.500% due 10/1/16	1,487
27,967	# 625990, 5.500% due 12/1/16	28,558
3,586	# 643340, 6.500% due 3/1/17	3,627
8,692	# 555016, 6.500% due 10/1/17	8,972
64,401	# 686230, 5.500% due 2/1/18	66,570
102,068	# 254685, 5.000% due 4/1/18	106,848
111,015	# 740449, 5.500% due 9/1/18	115,556
52,142	# 768557, 5.500% due 2/1/19	54,281
58,169	# 255159, 5.500% due 3/1/19	61,496
569	# 313796, 9.500% due 2/1/21	577
1,816	# 125275, 7.000% due 3/1/24	2,025
9,585	# 313795, 9.500% due 1/1/25	10,424
1,759,772	# AH6827, 4.000% due 3/1/26	1,877,638
1,212,077	# AI1657, 4.000% due 4/1/26	1,272,061
2,190,520	# AB3900, 3.000% due 11/1/26	2,278,620
25,303	# 373328, 8.000% due 3/1/27	25,395
2,604,029	# AK4751, 3.000% due 4/1/27	2,709,837
46,058	# 390895, 8.000% due 6/1/27	52,303
6,089,242	# AO0533, 3.000% due 6/1/27	6,334,256
118,183	# 397602, 8.000% due 8/1/27	134,037
2,258	# 499335, 6.500% due 8/1/29	2,591
10,072	# 252806, 7.500% due 10/1/29	12,383
414	# 523497, 7.500% due 11/1/29	475
2,554	# 588945, 7.000% due 6/1/31	2,859
136,988	# 607862, 7.000% due 9/1/31	160,214
12,726	# 656872, 6.500% due 8/1/32	14,607
19,581	# 687575, 7.000% due 2/1/33	19,935
499,940	# 789856, 6.000% due 8/1/34	569,764
172,058	# 820811, 6.000% due 4/1/35	194,994
109,992	# 829202, 5.000% due 7/1/35	121,580
265,492	# 826586, 5.000% due 8/1/35	293,565
57,333	# 867021, 7.000% due 3/1/36	59,249
58,672	# 256216, 7.000% due 4/1/36	66,247
226,929	# 898412, 5.000% due 10/1/36	250,837
71,024	# 910894, 5.000% due 2/1/37	78,506
65,825	# 912456, 6.500% due 3/1/37	75,550
146,337	# 959877, 5.000% due 11/1/37	161,755
909,439	#973241, 5.000% due 3/1/38	1,005,253
250,953	# 975593, 5.000% due 6/1/38	277,392

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)

$350,679	# 257573, 5.500% due 2/1/39	$393,202
1,129,437	# AD7128, 4.500% due 7/1/40	1,227,586
8,390,500	# AH1568, 4.500% due 12/1/40	9,174,969
4,492,236	# AH6991, 4.000% due 1/1/41	4,803,581
3,149,841	# AH4004, 4.500% due 3/1/41	3,427,183
2,696,192	# AH8351, 4.000% due 3/1/41	2,882,706
1,760,668	# AJ1315, 4.000% due 9/1/41	1,886,337
2,367,377	# AI8779, 4.000% due 11/1/41	2,529,885
4,641,323	# AJ5958, 4.000% due 12/1/41	4,951,314
1,827,672	# AK5070, 3.500% due 3/1/42	1,900,571
6,669,692	# AK5426, 3.500% due 3/1/42	6,937,802

		58,637,008

	Government National Mortgage Association — 1.0%
13,920	# 460389, 7.000% due 5/15/28	14,073
10,127	# 464049, 7.000% due 7/15/28	11,137
15,754	# 476259, 7.000% due 8/15/28	15,807
11,830	# 485264, 7.500% due 2/15/31	12,194
23,864	# 559304, 7.000% due 9/15/31	26,857
36,696	# 570289, 7.000% due 1/15/32	37,796
380,179	# 652486, 5.500% due 4/15/36	427,920
519,630	# 651859, 5.000% due 6/15/36	578,554
396,596	# 782150, 5.500% due 4/15/37	449,312
105,940	# 608508, 6.000% due 8/15/37	119,696
95,288	# 662521, 6.000% due 8/15/37	108,442
208,800	# 677545, 6.000% due 11/15/37	237,641
196,150	# 676291, 6.000% due 12/15/37	223,241
35,125	# 678831, 5.000% due 1/15/38	38,880
211,327	# 685836, 5.500% due 4/15/38	238,227
927,378	# 698235, 5.000% due 6/15/39	1,028,505
642,842	# 716655, 5.000% due 8/15/39	711,576

		4,279,858

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $77,852,128)	80,301,138

CORPORATE NOTES* — 46.5%
8,954,000	Amazon.com, Inc.,
	2.600% due 12/5/19	9,040,764
5,000,000	Amazon.com, Inc.,
	4.800% due 12/5/34	5,062,595
7,000,000	American Express Credit Corp.,
	2.250% due 8/15/19	7,020,377

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

CORPORATE NOTES* — (Continued)

$7,000,000	American Honda Finance Corp.,
	1.600% due 7/13/18	$7,001,302
10,000,000	Berkshire Hathaway Finance Corp.,
	4.250% due 1/15/21[2]	10,956,470
10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	11,601,340
10,650,000	Coca-Cola Co. (The),
	3.300% due 9/1/21	11,142,563
17,255,000	General Electric Capital Corp.,
	5.300% due 2/11/21	19,486,313
11,000,000	IBM Corp.,
	8.375% due 11/1/19	13,827,198
8,000,000	Intel Corp.,
	3.300% due 10/1/21	8,252,176
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,732,340
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	14,119,891
8,114,000	Procter & Gamble Co. (The),
	5.550% due 3/5/37	10,014,672
16,500,000	QUALCOMM, Inc.,
	3.000% due 5/20/22	16,046,481
9,344,000	Toyota Motor Credit Corp.,
	2.000% due 10/24/18	9,427,386
8,379,000	Wachovia Corp.,
	5.750% due 2/1/18	9,218,324
9,335,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	13,292,284
11,000,000	Wells Fargo & Co.,
	4.100% due 6/3/26	11,061,127

	TOTAL CORPORATE NOTES (Cost $193,712,366)	197,303,603

US TREASURY NOTES/BONDS* — 18.0%
10,000,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	10,902,340
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	17,461,813
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	5,215,625
15,000,000	U.S. Treasury Notes,
	1.250% due 10/31/18	15,070,320

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Face
Amount		Value

US TREASURY NOTES/BONDS* — (Continued)

$12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	$13,027,500
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	7,059,066
7,500,000	U.S. Treasury Notes,
	1.250% due 10/31/19	7,460,745

	TOTAL US TREASURY NOTES/BONDS (Cost $73,598,688)	76,197,409

MUNICIPAL BONDS* — 1.5%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,205,066

	TOTAL MUNICIPAL BONDS (Cost $6,035,000)	6,205,066

REPURCHASE AGREEMENTS* — 3.0%
12,840,022	With Societe Generale, dated 7/31/15, 0.160%, principal and interest in the amount of $12,840,171, due 8/3/15, (collateralized by a U.S. Treasury Note with a par value of $13,080,000, coupon rate of 1.250%, due 1/31/19, market value of $13,096,742)	12,840,022

	TOTAL REPURCHASE AGREEMENTS (Cost $12,840,022)	12,840,022

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
1,808,115	State Street Navigator Securities Lending Prime Portfolio	1,808,115

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,808,115)	1,808,115

TOTAL INVESTMENTS (Cost $412,644,917)[3]	99.5%	$421,928,507
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	2,087,279

NET ASSETS	100.0%	$424,015,786

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at July 31, 2015.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $412,644,917.

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.6%

	Aerospace & Defense — 6.6%
42,500	Boeing Co. (The)	$6,127,225
53,100	Raytheon Co.	5,792,679

		11,919,904

	Banks — 9.2%
100,100	JPMorgan Chase & Co.	6,859,853
52,400	PNC Financial Services Group, Inc.	5,144,632
82,425	Wells Fargo & Co.	4,769,935

		16,774,420

	Beverages — 2.5%
46,550	PepsiCo, Inc.	4,485,092

	Biotechnology — 0.8%
43,895	Baxalta, Inc.[1]	1,441,073

	Capital Markets — 4.4%
73,560	Franklin Resources, Inc.	3,350,658
27,000	Northern Trust Corp.	2,065,230
34,000	T Rowe Price Group, Inc.	2,622,420

		8,038,308

	Chemicals — 0.8%
15,110	Monsanto Co.	1,539,558

	Communications Equipment — 1.3%
85,000	Cisco Systems, Inc.	2,415,700

	Consumer Finance — 3.2%
28,420	American Express Co.	2,161,625
64,700	Discover Financial Services	3,610,907

		5,772,532

	Electronic Equipment, Instruments & Components — 1.7%
56,530	Amphenol Corp. — Class A	3,188,857

	Energy Equipment & Services — 3.8%
47,155	Halliburton Co.	1,970,608
60,770	Schlumberger, Ltd.	5,032,971

		7,003,579

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food & Staples Retailing — 2.7%
67,775	Wal-Mart Stores, Inc.	$4,878,444

	Food Products — 1.6%
60,000	Campbell Soup Co.	2,958,600

	Health Care Equipment & Supplies — 3.9%
43,895	Baxter International, Inc.	1,759,312
68,500	Medtronic PLC	5,369,715

		7,129,027

	Health Care Providers & Services — 4.9%
36,000	Laboratory Corp. of America Holdings[1]	4,582,440
85,000	Patterson Cos., Inc.	4,263,600

		8,846,040

	Insurance — 1.7%
28,600	ACE, Ltd.	3,110,822

	Internet & Catalog Retail — 2.2%
3,270	Priceline Group, Inc. (The)[1]	4,066,474

	IT Services — 9.9%
49,290	Accenture PLC — Class A	5,082,292
28,060	Cognizant Technology Solutions Corp. — Class A1	1,770,586
46,900	Gartner, Inc.[1]	4,153,933
43,000	Global Payments, Inc.	4,819,870
22,500	Mastercard, Inc. — Class A	2,191,500

		18,018,181

	Life Sciences Tools & Services — 2.2%
30,000	Waters Corp.[1,2]	4,004,700

	Machinery — 3.1%
38,500	Danaher Corp.	3,525,060
18,050	Parker-Hannifin Corp.	2,035,137

		5,560,197

	Media — 1.7%
48,225	Scripps Networks Interactive, Inc. — Class A	3,017,920

	Multi-line Retail — 3.2%
73,890	Dollar Tree, Inc.[1]	5,765,637

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil, Gas & Consumable Fuels — 2.2%
44,840	Chevron Corp.	$3,967,443

	Pharmaceuticals — 7.1%
58,950	Abbott Laboratories	2,988,176
49,000	Eli Lilly & Co.	4,140,990
29,710	Johnson & Johnson	2,977,239
77,000	Roche Holding AG, Sponsored ADR	2,780,470

		12,886,875

	Software — 3.3%
149,755	Oracle Corp.	5,981,215

	Specialty Retail — 6.2%
10,985	Advance Auto Parts, Inc.	1,913,697
48,415	Home Depot, Inc.	5,666,007
70,160	Ross Stores, Inc.	3,729,706

		11,309,410

	Technology Hardware, Storage & Peripherals — 6.4%
69,190	Apple, Inc.	8,392,747
37,000	Western Digital Corp.	3,184,220

		11,576,967

	Trading Companies & Distributors — 2.0%
15,605	WW Grainger, Inc.	3,569,019

	TOTAL COMMON STOCKS (Cost $119,490,965)	179,225,994

Face
Amount

REPURCHASE AGREEMENT* — 1.4%
$2,456,181	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $2,456,183, due 8/3/15, (collateralized by a FHLMC security with a par value of $2,347,839, coupon rate of 4.000%, due 9/15/40, market value of $2,506,506)	2,456,181

	TOTAL REPURCHASE AGREEMENT (Cost $2,456,181)	2,456,181

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.2%
4,057,500	State Street Navigator Securities Lending Prime Portfolio	$4,057,500

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,057,500)	4,057,500

TOTAL INVESTMENTS (Cost $126,004,646)[3]	102.2%	$185,739,675
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.2)	(3,992,665)

NET ASSETS	100.0%	$181,747,010

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $126,034,382.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.6%

	Aerospace & Defense — 1.1%
335,688	Orbital ATK, Inc.	$23,817,064

	Airlines — 1.4%
491,508	Air Methods Corp.[1]	19,360,500
775,164	Skywest, Inc.	12,836,716

		32,197,216

	Automotive — 5.4%
1,025,339	American Axle & Manufacturing Holdings, Inc.[1]	20,486,273
255,849	Lithia Motors, Inc. — Class A	30,622,567
457,843	Tenneco Automotive, Inc.[1]	22,805,160
488,623	Thor Industries, Inc.	27,304,253
1,358,773	Wabash National Corp.[1]	18,669,541

		119,887,794

	Banking — 9.9%
420,331	Chemical Financial Corp.	13,849,906
436,683	Euronet Worldwide, Inc.[1]	29,912,786
1,529,351	FirstMerit Corp.	28,660,038
378,971	Lakeland Financial Corp.	16,121,426
1,460,097	National Penn Bancshares, Inc.	15,652,240
457,843	WesBanco, Inc.	15,209,544
1,195,587	Western Alliance Bancorp[1]	40,446,708
2,195,917	Wilshire Bancorp, Inc.	25,516,556
647,329	Wintrust Financial Corp.	34,903,980

		220,273,184

	Building Materials — 1.3%
341,459	ScanSource, Inc.[1]	12,917,394
373,200	US Concrete, Inc.[1]	15,797,556

		28,714,950

	Commercial Services — 7.6%
854,128	AMN Healthcare Services, Inc.[1]	25,136,987
758,904	Cardtronics, Inc.[1]	28,132,571
621,359	Grand Canyon Education, Inc.[1]	26,985,622
930,115	Korn/Ferry International	31,140,250
686,765	MAXIMUS, Inc.	46,844,241
462,653	TrueBlue, Inc.[1]	11,917,941

		170,157,612

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications — 2.8%
746,400	ARRIS Group, Inc.[1]	$23,078,688
2,447,924	Iridium Communications, Inc.[1,2]	18,163,596
359,734	Plantronics, Inc.	20,893,351

		62,135,635

	Computer Software & Processing — 1.8%
1,014,758	Mentor Graphics Corp.	26,475,036
557,876	Web.com Group, Inc.[1]	13,885,534

		40,360,570

	Computers & Information — 2.1%
606,931	Electronics for Imaging, Inc.[1]	27,736,747
698,307	Super Micro Computer, Inc.[1]	18,623,847

		46,360,594

	Electrical Equipment — 2.9%
405,903	AZZ, Inc.	21,005,480
362,620	EnerSys	22,645,619
235,655	Littelfuse, Inc.	21,680,260

		65,331,359

	Electronics — 4.8%
965,703	Finisar Corp.[1]	16,812,889
1,255,222	Integrated Device Technology, Inc.[1]	23,987,292
791,608	Microsemi Corp.[1]	26,075,568
267,396	Synaptics, Inc.[1,2]	21,225,894
573,266	Tessera Technologies, Inc.	19,869,400

		107,971,043

	Entertainment & Leisure — 0.9%
523,250	Cinemark Holdings, Inc.	20,647,445

	Financial Services — 3.6%
378,971	EPR Properties	21,646,824
825,272	Kite Realty Group Trust	21,787,181
761,790	PennyMac Mortgage Investment Trust	13,529,390
1,663,049	Summit Hotel Properties, Inc.	22,667,358

		79,630,753

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Forest Products & Paper — 3.1%
885,869	Boise Cascade Co.[1]	$29,393,133
1,665,935	Graphic Packaging Holding Co.	25,155,619
643,482	KapStone Paper and Packaging Corp.	15,057,479

		69,606,231

	Health Care Providers — 4.2%
439,568	Acadia Healthcare Co., Inc.[1,2]	35,068,735
402,056	Amsurg Corp.[1]	28,843,498
476,119	VCA, Inc.[1]	29,295,602

		93,207,835

	Heavy Construction — 3.0%
159,247	Granite Construction, Inc.	5,417,583
429,950	Meritage Homes Corp.[1]	19,390,745
910,878	Primoris Services Corp.	16,532,436
583,847	Ryland Group, Inc. (The)	26,547,523

		67,888,287

	Heavy Machinery — 2.4%
663,681	Brunswick Corp.	35,234,824
1,219,633	Entegris, Inc.[1]	18,068,863

		53,303,687

	Home Construction, Furnishings & Appliances — 2.0%
257,777	Helen of Troy, Ltd.[1]	22,627,665
871,442	La-Z-Boy, Inc.	22,134,627

		44,762,292

	Insurance — 6.5%
1,066,698	American Equity Investment Life Holding Co.	31,510,259
1,667,858	CNO Financial Group, Inc.	29,754,587
364,543	Horace Mann Educators Corp.	12,846,495
194,295	Molina Healthcare, Inc.[1]	14,655,672
2,021,821	Radian Group, Inc.	37,322,815
227,960	WellCare Health Plans, Inc.[1]	18,419,168

		144,508,996

	Media — Broadcasting & Publishing — 2.3%
411,674	Ryman Hospitality Properties	23,539,519
941,745	Sinclair Broadcast Group, Inc. — Class A	27,329,440

		50,868,959

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Medical Supplies — 5.3%
347,230	Coherent, Inc.[1]	$20,121,979
347,230	Cyberonics, Inc.[1]	21,319,922
948,802	Depomed, Inc.[1,2]	29,887,263
606,931	Globus Medical, Inc. — Class A1	17,030,484
425,140	STERIS Corp.	29,389,928

		117,749,576

	Oil & Gas — 1.6%
403,980	Carrizo Oil & Gas, Inc.[1]	15,403,757
746,400	Forum Energy Technologies, Inc.[1]	11,404,992
965,703	Oasis Petroleum, Inc.[1]	9,299,720

		36,108,469

	Pharmaceuticals — 6.5%
499,203	Akorn, Inc.[1,2]	23,018,250
370,315	AMAG Pharmaceuticals, Inc.[1]	23,663,128
143,862	ANI Pharmaceuticals, Inc.[1]	10,218,518
674,261	Emergent Biosolutions, Inc.[1]	22,135,989
503,051	Insys Therapeutics, Inc.[1]	22,597,051
451,110	Lannett Co., Inc.[1,2]	26,886,156
753,133	Supernus Pharmaceuticals, Inc.[1]	15,973,951

		144,493,043

	Real Estate — 1.1%
1,143,647	Hilltop Holdings, Inc.[1]	24,073,769

	Real Estate Investment Trusts — 2.7%
1,950,644	Ashford Hospitality Trust, Inc.	17,048,629
1,504,343	Brandywine Realty Trust	20,714,803
720,430	DuPont Fabros Technology, Inc.	21,720,964

		59,484,396

	Restaurants — 2.5%
130,683	Buffalo Wild Wings, Inc.[1,2]	25,558,981
749,286	Texas Roadhouse, Inc.	29,514,376

		55,073,357

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Retailers — 2.8%
507,860	Big Lots, Inc.	$21,929,395
924,344	Pier 1 Imports, Inc.	10,916,503
273,167	Stamps.com, Inc.[1]	18,739,256
386,666	Zumiez, Inc.[1,2]	10,091,982

		61,677,136

	Telecommunications — 1.3%
425,140	j2 Global, Inc.	29,929,856

	Textiles, Clothing & Fabrics — 1.7%
590,580	Iconix Brand Group, Inc.[1,2]	12,833,303
615,588	Steven Madden, Ltd.[1]	25,657,708

		38,491,011

	Transportation — 2.5%
417,446	ArcBest Corp.	13,796,590
268,358	Greenbrier Cos., Inc.	12,277,379
1,268,688	Swift Transportation Co.[1]	30,220,149

		56,294,118

	Water Companies — 0.5%
299,137	American States Water Co.	11,531,731

	TOTAL COMMON STOCKS (Cost $1,909,153,866)	2,176,537,968

Face
Amount

REPURCHASE AGREEMENT* — 2.8%
$61,149,162	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $61,149,213, due 8/3/15, (collateralized by a FHLMC security with a par value of $58,424,736, coupon rate of 4.000%, due 9/15/40, market value of $62,373,080)	61,149,162

	TOTAL REPURCHASE AGREEMENT (Cost $61,149,162)	61,149,162

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.8%
84,469,158	State Street Navigator Securities Lending Prime Portfolio	$84,469,158

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $84,469,158)	84,469,158

TOTAL INVESTMENTS (Cost $2,054,772,186)[3]	104.2%	$2,322,156,288
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)	(92,990,560)

NET ASSETS	100.0%	$2,229,165,728

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $2,056,360,837.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.8%

	Advertising — 3.4%
22,524	Interpublic Group of Cos., Inc. (The)	$479,761
18,719	Outfront Media, Inc.	470,409

		950,170

	Aerospace & Defense — 1.7%
8,693	Spirit AeroSystems Holdings, Inc. — Class A1	489,416

	Airlines — 1.2%
15,153	JetBlue Airways Corp.[1]	348,216

	Automotive — 7.2%
32,789	Gentex Corp.	527,247
4,933	Lear Corp.	513,377
9,935	Penske Auto Group, Inc.	536,490
8,192	Thor Industries, Inc.	457,769

		2,034,883

	Banking — 5.7%
12,794	East West Bancorp, Inc.	572,660
45,572	Huntington Bancshares, Inc.	531,825
29,087	Umpqua Holdings Corp.	516,003

		1,620,488

	Building Materials — 1.6%
16,053	Quanta Services, Inc.[1]	443,384

	Chemicals — 1.8%
8,112	Westlake Chemical Corp.	506,757

	Commercial Services — 2.0%
5,033	Global Payments, Inc.	564,149

	Communications — 3.8%
16,360	CommScope Holding Co., Inc.[1]	513,213
6,904	Harris Corp.	572,618

		1,085,831

	Computer Software & Processing — 5.7%
9,468	Amdocs, Ltd.	555,298
7,576	Deluxe Corp.	488,122
4,113	F5 Networks, Inc.[1]	551,718

		1,595,138

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Information — 2.4%
35,125	Brocade Communications Systems, Inc.	$360,382
14,492	Pitney Bowes, Inc.	303,173

		663,555

	Containers & Packaging — 1.8%
10,083	Crown Holdings, Inc.[1]	519,375

	Electric Utilities — 1.3%
10,801	CMS Energy Corp.	370,042

	Electrical Equipment — 1.4%
5,822	Regal Beloit	404,221

	Electronics — 5.8%
6,540	Arrow Electronics, Inc.[1]	380,301
10,334	Avnet, Inc.	431,238
44,194	ON Semiconductor Corp.[1]	469,340
5,924	Qorvo, Inc.[1]	343,296

		1,624,175

	Financial Services — 3.5%
13,478	LaSalle Hotel Properties	448,413
18,252	RLJ Lodging Trust	544,457

		992,870

	Forest Products & Paper — 3.4%
19,528	Masco Corp.	515,344
7,178	WestRock Co.[1]	452,645

		967,989

	Health Care Providers — 4.8%
8,807	Community Health Systems, Inc.[1]	515,298
9,764	Mednax, Inc.[1]	826,425

		1,341,723

	Heavy Construction — 2.0%
27,172	PulteGroup, Inc.	563,004

	Heavy Machinery — 3.7%
10,527	Brunswick Corp.	558,878
5,537	Varian Medical Systems, Inc.[1]	476,570

		1,035,448

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 10.2%
17,169	Assured Guaranty, Ltd.	$419,954
5,332	Health Net, Inc.[1]	356,497
10,083	Lincoln National Corp.	567,874
48,956	MGIC Investment Corp.[1]	541,943
30,431	Old Republic International Corp.	509,111
6,152	WellCare Health Plans, Inc.[1]	497,082

		2,892,461

	Miscellaneous — 3.8%
13,672	Corrections Corp. of America	480,844
10,687	Jarden Corp.[1]	587,785

		1,068,629

	Oil & Gas — 2.2%
9,365	SM Energy Co.	347,160
13,353	Whiting Petroleum Corp.[1]	273,603

		620,763

	Pharmaceuticals — 1.1%
1,823	United Therapeutics Corp.[1]	308,743

	Real Estate — 2.2%
3,418	Jones Lang Lasalle, Inc.	608,541

	Real Estate Investment Trusts — 1.4%
18,890	BioMed Realty Trust, Inc.	406,891

	Restaurants — 3.5%
9,069	Brinker International, Inc.	543,233
5,845	Darden Restaurants, Inc.	431,127

		974,360

	Retailers — 5.4%
2,723	Advance Auto Parts, Inc.	474,374
7,998	Foot Locker, Inc.	564,259
53,901	Rite Aid Corp.[1]	480,258

		1,518,891

	Textiles, Clothing & Fabrics — 1.9%
17,279	Hanesbrands, Inc.	536,167

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 1.9%
4,443	Expedia, Inc.	$539,558

	TOTAL COMMON STOCKS (Cost $26,196,252)	27,595,838

Face
Amount

REPURCHASE AGREEMENT* — 2.3%
$652,697	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $652,698, due 8/3/15, (collateralized by a FHLMC security with a par value of $631,984, coupon rate of 3.500%, due 12/15/40, market value of $667,776)	652,697

	TOTAL REPURCHASE AGREEMENT (Cost $652,697)	652,697

TOTAL INVESTMENTS (Cost $26,848,949)[2]	100.1%	$28,248,535
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(30,966)

NET ASSETS	100.0%	$28,217,569

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $26,926,712.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.9%
	Aerospace & Defense — 1.7%
8,740	Northrop Grumman Corp.	$1,512,107

	Airlines — 2.6%
24,140	Delta Air Lines, Inc.	1,070,368
7,615	FedEx Corp.	1,305,363

		2,375,731

	Apparel Retailers — 1.3%
19,360	Kohl’s Corp.	1,187,155

	Automotive — 2.4%
30,935	General Motors Co.	974,762
18,885	PACCAR, Inc.	1,224,503

		2,199,265

	Banking — 12.1%
21,060	Capital One Financial Corp.	1,712,178
54,790	Citigroup, Inc.	3,203,024
20,230	PNC Financial Services Group, Inc.	1,986,181
37,150	SunTrust Banks, Inc.	1,647,231
41,920	Wells Fargo & Co.	2,425,910

		10,974,524

	Beverages, Food & Tobacco — 3.0%
27,335	Archer-Daniels-Midland Co.	1,296,226
32,415	Tyson Foods, Inc. — Class A	1,437,605

		2,733,831

	Chemicals — 0.9%
18,070	Mosaic Co. (The)	775,926

	Computer Software & Processing — 1.5%
20,810	Fidelity National Information Services, Inc.	1,361,598

	Computers & Information — 0.9%
26,850	Hewlett-Packard Co.	819,462

	Electronic Technology — 1.4%
16,340	Lam Research Corp.	1,256,056

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electronics — 2.6%
7,000	Avago Technologies, Ltd.	$875,980
23,710	TE Connectivity, Ltd.	1,444,413

		2,320,393

	Energy — 4.0%
45,355	Exxon Mobil Corp.	3,592,570

	Entertainment & Leisure — 2.6%
26,215	Time Warner, Inc.	2,307,969

	Financial Services — 11.4%
13,140	Ameriprise Financial, Inc.	1,651,304
15,855	Crown Castle International Corp.	1,298,683
11,525	Goldman Sachs Group, Inc. (The)	2,363,432
56,780	JPMorgan Chase & Co.	3,891,133
70,810	Navient Corp.	1,111,717

		10,316,269

	Health Care Providers — 1.5%
14,075	HCA Holdings, Inc.[1]	1,309,116

	Heavy Machinery — 1.8%
16,620	National Oilwell Varco, Inc.	700,201
8,435	Parker-Hannifin Corp.	951,046

		1,651,247

	Household Products — 2.1%
11,690	Snap-On, Inc.	1,926,512

	Insurance — 11.5%
36,115	American International Group, Inc.	2,315,694
7,810	Anthem, Inc.	1,204,849
15,575	Lincoln National Corp.	877,184
34,630	Metlife, Inc.	1,930,276
29,050	Principal Financial Group, Inc.	1,612,565
7,940	Travelers Cos., Inc. (The)	842,593
34,500	Voya Financial, Inc.	1,619,775

		10,402,936

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Oil & Gas — 9.2%
43,495	Chevron Corp.	$3,848,438
22,160	Devon Energy Corp.	1,095,147
21,495	Schlumberger, Ltd.	1,780,216
23,825	Valero Energy Corp.	1,562,920

		8,286,721

	Pharmaceuticals — 11.8%
5,325	Allergan PLC[1]	1,763,374
5,577	Amgen, Inc.	984,842
19,625	Cardinal Health, Inc.	1,667,733
27,760	Johnson & Johnson	2,781,830
6,785	McKesson Corp.	1,496,567
55,655	Pfizer, Inc.	2,006,919

		10,701,265

	Producer Manufacturing — 1.7%
33,145	Johnson Controls, Inc.	1,510,086

	Real Estate — 2.0%
10,345	Jones Lang Lasalle, Inc.	1,841,824

	Retailers — 4.8%
8,730	CVS Health Corp.	981,863
17,595	Express Scripts Holding Co.[1]	1,584,782
25,030	Foot Locker, Inc.	1,765,866

		4,332,511

	Technology — 5.1%
98,905	Cisco Systems, Inc.	2,810,880
63,095	Intel Corp.	1,826,600

		4,637,480

	TOTAL COMMON STOCKS (Cost $80,802,755)	90,332,554

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.2%
$157,303	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $157,303, due 8/3/15, (collateralized by a FHLMC security with a par value of $154,366, coupon rate of 3.500%, due 9/15/40, market value of $161,942)	$157,303

	TOTAL REPURCHASE AGREEMENT (Cost $157,303)	157,303

TOTAL INVESTMENTS (Cost $80,960,058)[2]	100.1%	$90,489,857
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(73,656)

NET ASSETS	100.0%	$90,416,201

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $81,088,901.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%

	Airlines — 0.8%
16,698	Hawaiian Holdings, Inc.[1]	$362,681

	Auto Components — 1.9%
5,044	Drew Industries, Inc.	295,881
7,903	Gentherm, Inc.[1]	397,758
3,380	Tenneco Automotive, Inc.[1]	168,358

		861,997

	Banks — 6.4%
8,977	Banner Corp.	427,844
34,656	Boston Private Financial Holdings, Inc.	435,973
22,049	First Midwest Bancorp, Inc.	413,860
18,559	PrivateBancorp, Inc.	767,229
6,456	Square 1 Financial, Inc. — Class A1	174,118
23,630	United Community Banks, Inc.	493,158
15,641	Wilshire Bancorp, Inc.	181,748

		2,893,930

	Biotechnology — 1.9%
17,804	Emergent Biosolutions, Inc.[1]	584,505
28,986	Sangamo Biosciences, Inc.[1,2]	265,222

		849,727

	Capital Markets — 1.9%
10,273	HFF, Inc. — Class A	470,914
8,460	Piper Jaffray Cos.[1]	379,431

		850,345

	Chemicals — 0.9%
17,140	Trinseo SA1,2	417,530

	Commercial Services & Supplies — 0.7%
10,834	Brink’s Co. (The)	338,346

	Communications Equipment — 3.6%
11,847	Dycom Industries, Inc.[1]	782,613
7,547	InterDigital, Inc.	408,066
7,422	Plantronics, Inc.	431,070

		1,621,749

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Consumer Finance — 1.3%
23,461	Enova International, Inc.[1]	$424,175
2,750	World Acceptance Corp.[1,2]	149,655

		573,830

	Diversified Consumer Services — 1.6%
7,790	Capella Education Co.	401,263
7,066	Grand Canyon Education, Inc.[1]	306,876

		708,139

	Diversified Telecommunication Services — 0.6%
13,844	Inteliquent, Inc.	251,961

	Electrical Equipment — 1.6%
22,779	General Cable Corp.	371,753
13,830	Thermon Group Holdings, Inc.[1]	333,718

		705,471

	Electronic Equipment, Instruments & Components — 2.6%
4,695	Littelfuse, Inc.	431,940
20,771	Newport Corp.[1]	329,012
5,887	OSI Systems, Inc.[1]	413,150

		1,174,102

	Food Products — 2.2%
7,858	Cal-Maine Foods, Inc.	425,589
8,492	Farmer Bros Co.[1,2]	200,921
5,105	Sanderson Farms, Inc.	367,611

		994,121

	Gas Utilities — 1.0%
16,000	New Jersey Resources Corp.	462,400

	Health Care Equipment & Supplies — 5.5%
8,412	Cynosure, Inc. — Class A1	326,386
16,731	Natus Medical, Inc.[1,2]	755,572
8,348	NuVasive, Inc.[1]	459,223
8,375	STERIS Corp.	578,964
16,396	SurModics, Inc.[1]	385,142

		2,505,287

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 3.6%
6,664	Molina Healthcare, Inc.[1,2]	$502,665
3,926	Providence Service Corp. (The)[1]	184,758
29,213	Select Medical Holdings Corp.	421,544
9,493	US Physical Therapy, Inc.	501,800

		1,610,767

	Health Care Technology — 1.3%
16,568	Omnicell, Inc.[1]	605,063

	Hotels, Restaurants & Leisure — 3.8%
8,289	Cheesecake Factory, Inc. (The)	478,607
37,900	Denny’s Corp.[1]	445,704
17,367	Interval Leisure Group, Inc.	370,264
24,072	Krispy Kreme Doughnuts, Inc.[1,2]	448,702

		1,743,277

	Household Durables — 2.0%
6,518	Helen of Troy, Ltd.[1,2]	572,150
13,015	La-Z-Boy, Inc.	330,581

		902,731

	Insurance — 3.1%
16,640	American Equity Investment Life Holding Co.	491,545
9,312	AMERISAFE, Inc.	466,066
10,600	Montpelier Re Holdings, Ltd.	452,090

		1,409,701

	Internet & Catalog Retail — 0.6%
27,939	1-800-Flowers.com, Inc. — Class A1,2	277,993

	Internet Software & Services — 1.8%
14,462	Constant Contact, Inc.[1]	373,698
53,984	DHI Group, Inc.[1]	430,253

		803,951

	IT Services — 4.8%
7,932	Euronet Worldwide, Inc.[1]	543,342
13,486	ExlService Holdings, Inc.[1]	522,852
5,543	Heartland Payment Systems, Inc.	345,329
10,315	NeuStar, Inc. — Class A1,2	318,424
8,005	Science Applications International Corp.	429,709

		2,159,656

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Leisure Equipment & Products — 2.7%
10,675	Malibu Boats, Inc. — Class A1	$206,134
24,390	Nautilus, Inc.[1]	515,361
32,026	Smith & Wesson Holding Corp.[1]	519,462

		1,240,957

	Life Sciences Tools & Services — 3.3%
10,020	Cambrex Corp.[1]	493,485
25,664	Luminex Corp.[1,2]	442,191
8,341	PAREXEL International Corp.[1,2]	575,195

		1,510,871

	Machinery — 2.7%
18,681	Douglas Dynamics, Inc.	383,334
11,620	Esco Technologies, Inc.	442,374
25,840	Federal Signal Corp.	386,566

		1,212,274

	Marine — 1.0%
11,275	Matson, Inc.	467,010

	Metals & Mining — 1.9%
35,571	SunCoke Energy, Inc.	437,168
14,989	Worthington Industries, Inc.	405,602

		842,770

	Multi-line Retail — 0.9%
9,818	Big Lots, Inc.	423,941

	Oil, Gas & Consumable Fuels — 1.3%
16,879	Delek US Holdings, Inc.	602,074

	Paper & Forest Products — 1.6%
7,188	Boise Cascade Co.[1]	238,498
7,771	Neenah Paper, Inc.	470,767

		709,265

	Personal Products — 0.6%
2,273	USANA Health Sciences, Inc.[1,2]	283,329

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 2.6%
7,462	Lannett Co., Inc.[1,2]	$444,735
13,466	Sagent Pharmaceuticals, Inc.[1]	330,994
46,750	Sciclone Pharmaceuticals, Inc.[1,2]	425,893

		1,201,622

	Professional Services — 2.5%
5,699	Insperity, Inc.	286,546
13,014	Korn/Ferry International	435,709
15,983	TrueBlue, Inc.[1]	411,722

		1,133,977

	Real Estate Investment Trusts — 7.7%
8,845	American Assets Trust, Inc.	368,129
9,241	Coresite Realty Corp.	463,898
33,076	DiamondRock Hospitality Co.	417,088
14,981	DuPont Fabros Technology, Inc.	451,677
7,657	EastGroup Properties, Inc.	460,952
15,929	Healthcare Realty Trust, Inc.	382,933
35,821	Strategic Hotels & Resorts, Inc.[1]	489,673
33,086	Summit Hotel Properties, Inc.	450,962

		3,485,312

	Real Estate Management & Development — 1.5%
12,891	Marcus & Millichap, Inc.[1]	660,535

	Semiconductors & Semiconductor Equipment — 4.4%
9,664	Cabot Microelectronics Corp.[1]	438,166
12,187	CEVA, Inc.[1,2]	228,263
29,685	Entegris, Inc.[1]	439,783
68,925	Lattice Semiconductor Corp.[1]	339,111
11,164	MKS Instruments, Inc.	396,322
21,936	PMC — Sierra, Inc.[1]	149,384

		1,991,029

	Software — 3.9%
14,304	Progress Software Corp.[1]	424,543
11,612	QAD, Inc. — Class A	309,924
8,793	Qualys, Inc.[1,2]	324,989
32,556	TiVo, Inc.[1]	324,258
19,788	VASCO Data Security International, Inc.[1,2]	403,477

		1,787,191

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 3.3%
13,342	Build-A-Bear Workshop, Inc.[1]	$232,818
12,829	Caleres, Inc.	423,870
8,574	Hibbett Sports, Inc.[1,2]	390,546
16,843	Kirkland’s, Inc.	459,477

		1,506,711

	Thrifts & Mortgage Finance — 1.1%
17,215	Essent Group, Ltd.[1]	503,883

	Water and Sewer — 1.0%
11,498	American States Water Co.	443,248

	TOTAL COMMON STOCKS (Cost $38,171,997)	45,090,754

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$253,772	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $253,772, due 8/3/15, (collateralized by a FHLMC security with a par value of $244,992, coupon rate of 4.000%, due 9/15/40, market value of $261,548)	253,772

	TOTAL REPURCHASE AGREEMENT (Cost $253,772)	253,772

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 14.6%
6,602,616	State Street Navigator Securities Lending Prime Portfolio	6,602,616

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,602,616)	6,602,616

TOTAL INVESTMENTS (Cost $45,028,385)[3]	114.6%	$51,947,142
LIABILITIES IN EXCESS OF OTHER ASSETS	(14.6)	(6,621,826)

NET ASSETS	100.0%	$45,325,316

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $45,054,792.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.1%

	Aerospace & Defense — 2.8%
70,951	General Dynamics Corp.	$10,579,504
81,647	Honeywell International, Inc.	8,577,017
57,767	Northrop Grumman Corp.	9,994,269
103,690	Spirit AeroSystems Holdings, Inc. — Class A1	5,837,747

		34,988,537

	Airlines — 1.6%
155,250	Alaska Air Group, Inc.	11,760,188
226,595	Southwest Airlines Co.	8,202,739

		19,962,927

	Auto Components — 1.6%
671,136	Gentex Corp.	10,791,867
90,282	Lear Corp.	9,395,648

		20,187,515

	Banks — 4.0%
263,318	East West Bancorp, Inc.	11,786,114
172,652	JPMorgan Chase & Co.	11,831,842
116,764	PNC Financial Services Group, Inc.	11,463,889
125,644	SunTrust Banks, Inc.	5,571,055
161,575	Wells Fargo & Co.	9,350,345

		50,003,245

	Beverages — 1.0%
156,191	Dr Pepper Snapple Group, Inc.	12,529,642

	Biotechnology — 4.8%
72,929	Amgen, Inc.	12,878,532
29,333	Biogen Idec, Inc.[1]	9,350,774
104,234	Celgene Corp.[1]	13,680,712
104,755	Gilead Sciences, Inc.	12,346,424
72,199	United Therapeutics Corp.[1,2]	12,227,623

		60,484,065

	Capital Markets — 2.5%
270,908	Bank of New York Mellon Corp.	11,757,407
40,402	Goldman Sachs Group, Inc. (The)	8,285,238
298,846	Invesco, Ltd.	11,535,456

		31,578,101

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.9%
42,289	International Flavors & Fragrances, Inc.	$4,888,185
114,755	LyondellBasell Industries N.V. — Class A	10,767,462
110,487	PolyOne Corp.	3,786,389
129,028	Valspar Corp. (The)	10,745,452
92,176	Westlake Chemical Corp.	5,758,235

		35,945,723

	Commercial Services & Supplies — 1.0%
195,695	Avery Dennison Corp.	11,908,041

	Communications Equipment — 3.7%
962,120	Brocade Communications Systems, Inc.	9,871,351
441,891	Cisco Systems, Inc.	12,558,542
552,664	Corning, Inc.	10,323,764
103,572	F5 Networks, Inc.[1]	13,893,148

		46,646,805

	Containers & Packaging — 0.5%
99,108	WestRock Co.[1]	6,249,750

	Diversified Consumer Services — 0.5%
189,799	H&R Block, Inc.	6,318,409

	Diversified Financial Services — 1.6%
104,003	CME Group, Inc.	9,988,448
205,129	Nasdaq Stock Market, Inc. (The)	10,467,733

		20,456,181

	Diversified Telecommunication Services — 0.9%
249,100	Verizon Communications, Inc.	11,655,389

	Electric Utilities — 1.6%
185,138	American Electric Power Co., Inc.	10,473,257
294,782	Exelon Corp.	9,459,554

		19,932,811

	Electrical Equipment — 0.9%
151,045	AO Smith Corp.	10,848,052

	Electronic Equipment, Instruments & Components — 0.7%
143,462	Arrow Electronics, Inc.[1]	8,342,315

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Energy Equipment & Services — 1.4%
229,398	Cameron International Corp.[1]	$11,575,423
152,819	Halliburton Co.	6,386,306

		17,961,729

	Food & Staples Retailing — 3.0%
112,781	CVS Health Corp.	12,684,479
321,636	Kroger Co. (The)	12,620,997
164,553	Wal-Mart Stores, Inc.	11,844,525

		37,150,001

	Food Products — 2.0%
253,146	Campbell Soup Co.	12,482,629
150,047	Ingredion, Inc.	13,234,146

		25,716,775

	Gas Utilities — 0.5%
169,834	UGI Corp.	6,205,734

	Health Care Equipment & Supplies — 1.0%
85,400	Edwards Lifesciences Corp.[1]	12,994,464

	Health Care Providers & Services — 4.9%
105,190	Aetna, Inc.	11,883,314
70,091	Anthem, Inc.	10,812,939
130,601	Cardinal Health, Inc.	11,098,473
167,582	Centene Corp.[1]	11,752,526
24,954	Humana, Inc.	4,543,874
155,657	Quest Diagnostics, Inc.	11,489,043

		61,580,169

	Hotels, Restaurants & Leisure — 1.6%
387,598	Hilton Worldwide Holdings, Inc.[1]	10,407,006
119,491	Wyndham Worldwide Corp.	9,860,398

		20,267,404

	Household Products — 2.0%
139,885	Church & Dwight, Inc.	12,076,272
108,863	Kimberly-Clark Corp.	12,515,979

		24,592,251

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 3.6%
105,801	Aon PLC	$10,661,567
207,787	Marsh & McLennan Cos., Inc.	12,039,179
72,712	PartnerRe, Ltd.	9,885,923
422,326	Progressive Corp. (The)	12,880,943

		45,467,612

	Internet Software & Services — 0.9%
192,461	eBay, Inc.[1]	5,412,003
64,413	Facebook, Inc. — Class A1	6,055,466

		11,467,469

	IT Services — 6.7%
212,437	Amdocs, Ltd.	12,459,430
146,209	Automatic Data Processing, Inc.	11,663,092
195,910	Cognizant Technology Solutions Corp. — Class A1	12,361,921
154,457	Computer Sciences Corp.	10,106,121
229,647	Paychex, Inc.	10,655,621
192,461	PayPal Holdings, Inc.[1]	7,448,241
88,094	Visa, Inc. — Class A	6,637,002
641,153	Western Union Co. (The)	12,976,937

		84,308,365

	Life Sciences Tools & Services — 1.3%
16,055	Mettler-Toledo International, Inc.[1]	5,420,168
77,837	Waters Corp.[1]	10,390,461

		15,810,629

	Machinery — 2.6%
119,508	Danaher Corp.	10,942,153
150,172	PACCAR, Inc.	9,737,152
114,078	Wabtec Corp.	11,543,553

		32,222,858

	Media — 4.2%
197,074	Comcast Corp. — Class A	12,299,388
798,272	News Corp. — Class A1	11,758,547
91,021	Scripps Networks Interactive, Inc. — Class A	5,696,094
124,128	Time Warner, Inc.	10,928,229
104,259	Walt Disney Co. (The)	12,511,080

		53,193,338

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 1.9%
153,047	Dollar General Corp.	$12,300,387
167,492	Macy’s, Inc.	11,566,998

		23,867,385

	Multi-Utilities — 1.5%
121,606	Consolidated Edison, Inc.	7,732,926
263,700	Public Service Enterprise Group, Inc.	10,988,379

		18,721,305

	Oil, Gas & Consumable Fuels — 5.4%
164,251	ConocoPhillips	8,268,395
119,720	Exxon Mobil Corp.	9,483,021
328,424	Marathon Petroleum Corp.	17,954,940
137,048	Phillips 66	10,895,316
94,199	Tesoro Corp.	9,169,331
191,697	Valero Energy Corp.	12,575,323

		68,346,326

	Pharmaceuticals — 2.9%
123,105	Johnson & Johnson	12,336,352
219,670	Mylan N.V.[1]	12,299,323
333,784	Pfizer, Inc.	12,036,251

		36,671,926

	Professional Services — 0.7%
158,807	Robert Half International, Inc.	8,739,149

	Real Estate Investment Trusts — 3.0%
449,971	Brixmor Property Group, Inc.	11,010,790
504,411	Kimco Realty Corp.	12,463,996
231,326	RLJ Lodging Trust	6,900,455
195,385	Weingarten Realty Investors	6,873,644

		37,248,885

	Semiconductors & Semiconductor Equipment — 2.3%
319,079	Applied Materials, Inc.	5,539,211
132,082	Skyworks Solutions, Inc.	12,636,285
204,917	Texas Instruments, Inc.	10,241,752

		28,417,248

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 3.9%
184,195	Electronic Arts, Inc.[1]	$13,179,152
266,484	Microsoft Corp.	12,444,803
509,065	Symantec Corp.	11,576,138
229,543	Synopsys, Inc.[1]	11,669,966

		48,870,059

	Specialty Retail — 3.0%
107,659	Bed Bath & Beyond, Inc.[1,2]	7,022,596
182,323	Foot Locker, Inc.	12,862,888
88,077	Home Depot, Inc.	10,307,651
548,301	Staples, Inc.	8,065,508

		38,258,643

	Technology Hardware, Storage & Peripherals — 2.6%
97,784	Apple, Inc.	11,861,199
422,841	EMC Corp.	11,370,195
322,733	Hewlett-Packard Co.	9,849,811

		33,081,205

	Textiles, Apparel & Luxury Goods — 1.0%
109,073	Nike, Inc. — Class B	12,567,391

	Thrifts & Mortgage Finance — 0.9%
610,512	New York Community Bancorp, Inc.	11,618,043

	Tobacco — 1.7%
149,544	Altria Industrial Motion Corp.	8,132,203
155,304	Reynolds American, Inc.	13,323,530

		21,455,733

	TOTAL COMMON STOCKS (Cost $1,104,433,570)	1,244,839,604

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 1.4%
$17,049,495	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $17,049,509, due 8/3/15, (collateralized by a FHLMC security with a par value of $16,577,604, coupon rate of 3.500%, due 9/15/40, market value of $17,391,117)	$17,049,495

	TOTAL REPURCHASE AGREEMENT (Cost $17,049,495)	17,049,495

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.3%
4,387,195	State Street Navigator Securities Lending Prime Portfolio	4,387,195

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,387,195)	4,387,195

TOTAL INVESTMENTS (Cost $1,125,870,260)[3]	100.8%	$1,266,276,294
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(10,626,937)

NET ASSETS	100.0%	$1,255,649,357

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,126,139,615.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%

	Aerospace & Defense — 4.9%
243,891	Boeing Co. (The)	$35,161,765
243,042	General Dynamics Corp.	36,239,993
157,120	Honeywell International, Inc.	16,505,456

		87,907,214

	Air Freight & Logistics — 0.5%
174,651	Expeditors International of Washington, Inc.	8,185,892

	Airlines — 1.9%
241,542	Alaska Air Group, Inc.	18,296,806
465,928	Southwest Airlines Co.	16,866,594

		35,163,400

	Auto Components — 1.8%
981,708	Gentex Corp.	15,785,865
158,479	Lear Corp.	16,492,909

		32,278,774

	Beverages — 2.0%
455,118	Dr Pepper Snapple Group, Inc.	36,509,566

	Biotechnology — 6.3%
222,046	Amgen, Inc.	39,211,103
146,757	Celgene Corp.[1]	19,261,856
318,962	Gilead Sciences, Inc.	37,592,862
105,583	United Therapeutics Corp.[1]	17,881,537

		113,947,358

	Capital Markets — 1.0%
364,095	Legg Mason, Inc.	17,964,447

	Chemicals — 3.2%
322,943	LyondellBasell Industries N.V. — Class A	30,301,742
146,216	Valspar Corp. (The)	12,176,868
242,222	Westlake Chemical Corp.	15,131,608

		57,610,218

	Commercial Services & Supplies — 0.3%
68,635	Cintas Corp.	5,868,292

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 4.4%
1,651,486	Corning, Inc.	$30,849,759
140,416	F5 Networks, Inc.[1]	18,835,402
473,605	Qualcomm, Inc.	30,495,426

		80,180,587

	Containers & Packaging — 1.1%
372,674	Sealed Air Corp.	19,815,077

	Diversified Consumer Services — 1.0%
545,512	H&R Block, Inc.	18,160,094

	Diversified Telecommunication Services — 1.8%
690,804	Verizon Communications, Inc.	32,322,719

	Electronic Equipment, Instruments & Components — 1.2%
465,694	CDW Corp.	16,732,385
188,915	Flir Systems, Inc.	5,816,693

		22,549,078

	Energy Equipment & Services — 1.0%
350,007	Cameron International Corp.[1]	17,661,353

	Food & Staples Retailing — 3.7%
949,170	Kroger Co. (The)	37,245,431
297,019	Walgreens Boots Alliance, Inc.	28,700,946

		65,946,377

	Food Products — 3.0%
309,636	General Mills, Inc.	18,023,911
599,960	Hormel Foods Corp.	35,523,632

		53,547,543

	Health Care Equipment & Supplies — 0.8%
33,145	Edwards Lifesciences Corp.[1]	5,043,343
116,059	St Jude Medical, Inc.	8,567,476

		13,610,819

	Health Care Providers & Services — 5.0%
231,882	Aetna, Inc.	26,195,709
237,888	Cardinal Health, Inc.	20,215,722

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)

337,392	Centene Corp.[1]	$23,661,301
113,703	Laboratory Corp. of America Holdings[1]	14,473,255
28,366	McKesson Corp.	6,256,689

		90,802,676

	Hotels, Restaurants & Leisure — 1.0%
212,654	Wyndham Worldwide Corp.	17,548,208

	Household Durables — 1.0%
426,509	Newell Rubbermaid, Inc.	18,459,310

	Household Products — 1.0%
206,190	Church & Dwight, Inc.	17,800,383

	Insurance — 0.9%
289,947	Marsh & McLennan Cos., Inc.	16,799,529

	Internet Software & Services — 1.9%
556,758	eBay, Inc.[1]	15,656,035
202,000	Facebook, Inc. — Class A1	18,990,020

		34,646,055

	IT Services — 11.2%
359,715	Accenture PLC — Class A	37,090,214
367,965	Automatic Data Processing, Inc.	29,352,568
579,036	Cognizant Technology Solutions Corp. — Class A1	36,537,171
553,160	Paychex, Inc.	25,666,624
556,758	PayPal Holdings, Inc.[1]	21,546,535
499,897	Visa, Inc. — Class A	37,662,240
654,371	Western Union Co. (The)	13,244,469

		201,099,821

	Life Sciences Tools & Services — 3.8%
46,365	Mettler-Toledo International, Inc.[1]	15,652,824
269,197	Thermo Fisher Scientific, Inc.	37,561,057
120,954	Waters Corp.[1]	16,146,150

		69,360,031

	Machinery — 0.9%
239,830	PACCAR, Inc.	15,550,577

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 7.4%
596,177	Comcast Corp. — Class A	$37,207,407
596,285	Interpublic Group of Cos., Inc. (The)	12,700,870
249,868	Scripps Networks Interactive, Inc. — Class A	15,636,739
517,020	Viacom, Inc. — Class B	29,470,140
313,953	Walt Disney Co. (The)	37,674,360

		132,689,516

	Multi-line Retail — 3.4%
221,643	Dollar General Corp.	17,813,448
108,641	Dollar Tree, Inc.[1]	8,477,257
510,292	Macy’s, Inc.	35,240,766

		61,531,471

	Pharmaceuticals — 1.5%
496,276	Mylan N.V.[1]	27,786,493

	Professional Services — 0.6%
191,297	Robert Half International, Inc.	10,527,074

	Real Estate Management & Development — 1.0%
458,778	CBRE Group, Inc.[1]	17,419,801

	Semiconductors & Semiconductor Equipment — 2.7%
354,775	Skyworks Solutions, Inc.	33,941,324
291,749	Texas Instruments, Inc.	14,581,615

		48,522,939

	Software — 5.9%
1,398,071	Activision Blizzard, Inc.	36,056,251
883,691	Cadence Design Systems, Inc.[1]	18,531,001
209,622	Electronic Arts, Inc.[1]	14,998,454
772,253	Microsoft Corp.	36,064,215

		105,649,921

	Specialty Retail — 5.2%
255,723	Bed Bath & Beyond, Inc.[1]	16,680,811
253,470	Foot Locker, Inc.	17,882,309
235,619	Home Depot, Inc.	27,574,492
248,578	Lowe’s Cos., Inc.	17,241,370
201,344	TJX Cos., Inc. (The)	14,057,838

		93,436,820

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Technology Hardware, Storage & Peripherals — 1.9%
278,606	Apple, Inc.	$33,794,908

	Textiles, Apparel & Luxury Goods — 0.4%
253,301	Hanesbrands, Inc.	7,859,930

	Tobacco — 2.7%
194,176	Altria Industrial Motion Corp.	10,559,291
443,763	Reynolds American, Inc.	38,070,428

		48,629,719

	TOTAL COMMON STOCKS (Cost $1,616,892,813)	1,789,143,990

Face
Amount

REPURCHASE AGREEMENT* — 0.7%
$12,326,517	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $12,326,527, due 8/3/15, (collateralized by a FHLMC security with a par value of $11,900,196, coupon rate of 3.500%, due 12/15/40, market value of $12,574,152)	12,326,517

	TOTAL REPURCHASE AGREEMENT (Cost $12,326,517)	12,326,517

TOTAL INVESTMENTS (Cost $1,629,219,330)[2]	100.0%	$1,801,470,507
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	167,410

NET ASSETS	100.0%	$1,801,637,917

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $1,629,473,859.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.1%

	Aerospace & Defense — 0.9%
5,860	General Dynamics Corp.	$873,785
4,520	Northrop Grumman Corp.	782,005

		1,655,790

	Air Freight & Logistics — 2.0%
13,560	Atlas Air Worldwide Holdings, Inc.[1]	666,474
17,080	CH Robinson Worldwide, Inc.[2]	1,198,162
39,140	Expeditors International of Washington, Inc.	1,834,492

		3,699,128

	Airlines — 0.8%
38,780	Southwest Airlines Co.	1,403,836

	Auto Components — 1.4%
45,780	Dana Holding Corp.	849,677
4,540	Delphi Automotive PLC	354,483
80,000	Gentex Corp.	1,286,400

		2,490,560

	Banks — 4.9%
37,860	Central Pacific Financial Corp.	881,759
15,810	East West Bancorp, Inc.	707,656
33,660	Fifth Third Bancorp	709,216
71,620	Huntington Bancshares, Inc.	835,805
26,120	JPMorgan Chase & Co.	1,790,004
77,800	KeyCorp	1,154,552
36,220	PrivateBancorp, Inc.	1,497,335
31,107	SunTrust Banks, Inc.	1,379,284

		8,955,611

	Beverages — 1.0%
22,720	Dr Pepper Snapple Group, Inc.	1,822,598

	Biotechnology — 0.3%
18,700	Acorda Therapeutics, Inc.[1,2]	642,532

	Capital Markets — 1.7%
99,640	Janus Capital Group, Inc.[2]	1,632,103
37,880	Morgan Stanley	1,471,259

		3,103,362

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.9%
34,460	Dow Chemical Co. (The)	$1,621,687
16,640	Eastman Chemical Co.	1,304,576
11,620	Minerals Technologies, Inc.	752,395
37,540	Mosaic Co. (The)	1,611,968

		5,290,626

	Commercial Services & Supplies — 3.8%
20,160	Cintas Corp.	1,723,680
43,540	Corrections Corp. of America	1,531,302
5,500	Deluxe Corp.	354,365
82,000	Pitney Bowes, Inc.	1,715,440
39,740	Republic Services, Inc.	1,690,142

		7,014,929

	Communications Equipment — 1.8%
58,940	Cisco Systems, Inc.	1,675,075
40,120	Corning, Inc.	749,442
9,327	Harris Corp.	773,581

		3,198,098

	Construction & Engineering — 1.0%
38,200	EMCOR Group, Inc.	1,827,106

	Consumer Finance — 0.5%
117,280	Ezcorp, Inc. — Class A1	831,515

	Containers & Packaging — 0.5%
13,980	AptarGroup, Inc.	947,704

	Diversified Consumer Services — 2.5%
47,620	American Public Education, Inc.[1]	1,231,929
5,558	Capella Education Co.	286,293
118,815	K12, Inc.[1]	1,567,170
50,300	Service Corp. International[2]	1,534,653

		4,620,045

	Diversified Financial Services — 1.0%
30,740	Citigroup, Inc.	1,797,060

	Diversified Telecommunication Services — 0.6%
61,820	Inteliquent, Inc.	1,125,124

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 2.4%
19,900	American Electric Power Co., Inc.	$1,125,743
21,880	Entergy Corp.	1,553,918
51,400	Exelon Corp.	1,649,426

		4,329,087

	Electrical Equipment — 1.0%
25,160	AO Smith Corp.	1,806,991

	Energy Equipment & Services — 1.7%
16,620	Cameron International Corp.[1]	838,645
143,765	Nabors Industries, Ltd.	1,669,112
7,840	Schlumberger, Ltd.	649,309

		3,157,066

	Food & Staples Retailing — 2.3%
5,740	CVS Health Corp.	645,578
41,514	Kroger Co. (The)	1,629,009
11,300	Walgreens Boots Alliance, Inc.	1,091,919
20,580	Whole Foods Market, Inc.[2]	749,112

		4,115,618

	Food Products — 2.8%
45,040	Cal-Maine Foods, Inc.[2]	2,439,367
6,500	J & J Snack Foods Corp.	769,340
42,321	Tyson Foods, Inc. — Class A	1,876,936

		5,085,643

	Health Care Equipment & Supplies — 1.4%
14,680	Align Technology, Inc.[1,2]	920,436
30,775	Hill-Rom Holdings, Inc.	1,724,323

		2,644,759

	Health Care Technology — 0.4%
21,560	Omnicell, Inc.[1]	787,371

	Hotels, Restaurants & Leisure — 1.9%
14,480	Brinker International, Inc.[2]	867,352
14,340	Jack In The Box, Inc.	1,362,300
65,940	Ruth’s Hospitality Group, Inc.	1,155,928

		3,385,580

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Household Durables — 1.0%
41,860	Newell Rubbermaid, Inc.	$1,811,701

	Household Products — 0.5%
10,580	Church & Dwight, Inc.	913,371

	Insurance — 5.0%
49,180	American Equity Investment Life Holding Co.	1,452,777
22,220	Endurance Specialty Holdings, Ltd.	1,544,068
36,280	Hartford Financial Services Group, Inc. (The)	1,725,114
18,652	Lincoln National Corp.	1,050,481
14,620	Metlife, Inc.	814,919
26,689	Principal Financial Group, Inc.	1,481,506
28,620	Unum Group	1,025,741

		9,094,606

	Internet Software & Services — 1.0%
59,920	Blucora, Inc.[1]	849,066
12,660	IAC/InterActiveCorp	978,112

		1,827,178

	IT Services — 4.4%
32,920	Amdocs, Ltd.	1,930,758
12,400	Automatic Data Processing, Inc.	989,148
47,200	Convergys Corp.[2]	1,185,192
61,260	Genpact, Ltd.[1]	1,360,585
19,220	Paychex, Inc.[2]	891,808
85,220	Western Union Co. (The)[2]	1,724,853

		8,082,344

	Leisure Equipment & Products — 1.3%
18,380	Hasbro, Inc.	1,447,241
52,180	Smith & Wesson Holding Corp.[1]	846,360

		2,293,601

	Life Sciences Tools & Services — 1.6%
20,020	Charles River Laboratories International, Inc.[1]	1,553,952
19,731	PAREXEL International Corp.[1,2]	1,360,650

		2,914,602

	Machinery — 4.6%
38,280	Briggs & Stratton Corp.	707,414
115,060	Federal Signal Corp.	1,721,298
10,750	Illinois Tool Works, Inc.	961,803

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Machinery — (Continued)

25,800	Ingersoll-Rand PLC	$1,584,120
48,500	Mueller Industries, Inc.	1,569,945
60,500	Trinity Industries, Inc.[2]	1,770,230

		8,314,810

	Media — 2.8%
29,840	Comcast Corp. — Class A	1,862,315
23,720	Gannett Co., Inc.[1]	300,058
31,720	Meredith Corp.[2]	1,520,022
47,440	TEGNA, Inc.	1,381,927

		5,064,322

	Metals & Mining — 1.4%
55,300	Newmont Mining Corp.	949,501
81,240	Steel Dynamics, Inc.	1,627,237

		2,576,738

	Multi-line Retail — 0.9%
25,120	Macy’s, Inc.	1,734,787

	Multi-Utilities — 4.0%
37,380	Ameren Corp.	1,535,570
29,600	Consolidated Edison, Inc.[2]	1,882,264
41,220	Public Service Enterprise Group, Inc.	1,717,638
18,960	SCANA Corp.[2]	1,039,008
26,700	Vectren Corp.	1,124,070

		7,298,550

	Oil, Gas & Consumable Fuels — 2.3%
9,140	Phillips 66	726,630
9,020	Tesoro Corp.	878,007
30,720	Valero Energy Corp.	2,015,232
15,140	World Fuel Services Corp.[2]	615,441

		4,235,310

	Paper & Forest Products — 0.5%
22,720	Schweitzer-Mauduit International, Inc.	901,984

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Pharmaceuticals — 2.0%
11,620	Lannett Co., Inc.[1,2]	$692,552
40,020	Sagent Pharmaceuticals, Inc.[1,2]	983,692
213,740	Sciclone Pharmaceuticals, Inc.[1]	1,947,171

		3,623,415

	Professional Services — 2.0%
121,100	Navigant Consulting, Inc.[1]	1,903,692
30,460	Robert Half International, Inc.	1,676,214

		3,579,906

	Real Estate Investment Trusts — 9.3%
38,280	American Assets Trust, Inc.	1,593,214
21,460	Apartment Investment & Management Co. — Class A	838,657
122,880	Capstead Mortgage Corp.	1,360,282
104,420	CBL & Associates Properties, Inc.	1,706,223
22,060	Coresite Realty Corp.	1,107,412
45,100	Corporate Office Properties Trust[2]	1,043,163
66,757	Cousins Properties, Inc.	692,938
18,800	Equity Commonwealth[1]	492,560
15,100	Equity Lifestyle Properties, Inc.	873,988
40,100	Government Properties Income Trust[2]	692,527
60,160	Hospitality Properties Trust	1,649,587
88,480	Host Hotels & Resorts, Inc.	1,714,742
45,020	LaSalle Hotel Properties	1,497,815
94,960	Piedmont Office Realty Trust, Inc. — Class A	1,729,221

		16,992,329

	Semiconductors & Semiconductor Equipment — 0.9%
38,120	NVIDIA Corp.[2]	760,494
42,540	Teradyne, Inc.	819,320

		1,579,814

	Software — 0.5%
17,760	Synopsys, Inc.[1]	902,918

	Specialty Retail — 3.5%
100,600	Express, Inc.[1]	1,915,424
30,400	Foot Locker, Inc.	2,144,720
3,680	Home Depot, Inc.	430,670
27,080	TJX Cos., Inc. (The)	1,890,726

		6,381,540

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Technology Hardware, Storage & Peripherals — 1.0%
22,060	EMC Corp.	$593,194
42,760	Hewlett-Packard Co.	1,305,035

		1,898,229

	Textiles, Apparel & Luxury Goods — 0.7%
26,620	Coach, Inc.[2]	830,544
15,080	Unifi, Inc.[1]	465,369

		1,295,913

	Tobacco — 1.0%
20,620	Reynolds American, Inc.[2]	1,768,990

	Wireless Telecommunication Services — 0.4%
24,800	Telephone & Data Systems, Inc.	729,368

	TOTAL COMMON STOCKS (Cost $157,254,403)	171,554,065

Face
Amount

REPURCHASE AGREEMENT* — 5.2%
$9,451,954	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $9,451,962, due 8/3/15, (collateralized by FHLMC securities with a par value of $9,151,941, coupon rates of 3.500%-4.000%, due 9/15/40, total market value of $9,643,858)	9,451,954

	TOTAL REPURCHASE AGREEMENTS (Cost $9,451,954)	9,451,954

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 11.8%
21,521,152	State Street Navigator Securities Lending Prime Portfolio	21,521,152

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $21,521,152)	21,521,152

TOTAL LONG INVESTMENTS (Cost $188,227,509)	111.1%	$202,527,171

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (62.9)%

	Aerospace & Defense — (2.4)%
(18,220)	B/E Aerospace, Inc.	$(887,496)
(2,400)	Esterline Technologies Corp.[1]	(212,784)
(7,320)	KLX, Inc.[1]	(287,529)
(6,980)	Precision Castparts Corp.	(1,360,542)
(6,980)	TransDigm Group, Inc.[1]	(1,579,574)

		(4,327,925)

	Banks — (3.9)%
(37,840)	CIT Group, Inc.	(1,779,994)
(36,680)	PacWest Bancorp	(1,697,917)
(8,968)	Texas Capital Bancshares, Inc.[1]	(528,574)
(31,400)	UMB Financial Corp.	(1,721,348)
(58,237)	Union Bankshares Corp.	(1,437,289)

		(7,165,122)

	Beverages — (1.0)%
(24,380)	Molson Coors Brewing Co. — Class B	(1,734,393)

	Biotechnology — (0.4)%
(24,580)	Baxalta, Inc.[1]	(806,962)

	Building Products — (0.5)%
(31,540)	USG Corp.[1]	(977,109)

	Capital Markets — (1.4)%
(23,280)	Raymond James Financial, Inc.	(1,373,520)
(19,920)	Stifel Financial Corp.[1]	(1,094,604)

		(2,468,124)

	Chemicals — (2.9)%
(13,900)	Airgas, Inc.	(1,418,078)
(29,640)	Balchem Corp.	(1,679,699)
(1,528)	Chemours Co. (The)	(16,686)
(7,640)	EI du Pont de Nemours & Co.	(426,006)
(17,560)	WR Grace & Co.[1]	(1,772,331)

		(5,312,800)

	Commercial Services & Supplies — (2.5)%
(26,080)	Clean Harbors, Inc.[1]	(1,291,482)
(25,400)	G&K Services, Inc. — Class A	(1,665,224)
(43,880)	Mobile Mini, Inc.	(1,629,264)

		(4,585,970)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Communications Equipment — (0.8)%
(22,460)	Loral Space & Communications, Inc.[1]	$(1,422,841)

	Construction Materials — (0.8)%
(19,560)	Eagle Materials, Inc.	(1,508,858)

	Consumer Finance — (0.8)%
(36,220)	First Cash Financial Services, Inc.[1]	(1,473,067)

	Diversified Telecommunication Services — (0.5)%
(26,900)	Cogent Communications Holdings, Inc.	(855,151)

	Electric Utilities — (0.9)%
(37,600)	Southern Co. (The)	(1,681,848)

	Electrical Equipment — (0.7)%
(45,260)	Franklin Electric Co., Inc.	(1,306,204)

	Food Products — (3.0)%
(19,240)	Hershey Co. (The)	(1,787,204)
(16,520)	JM Smucker Co. (The)	(1,845,119)
(26,480)	Kellogg Co.	(1,752,181)

		(5,384,504)

	Gas Utilities — (1.4)%
(59,340)	Questar Corp.	(1,313,787)
(51,120)	South Jersey Industries, Inc.	(1,239,149)

		(2,552,936)

	Health Care Equipment & Supplies — (0.5)%
(24,580)	Baxter International, Inc.	(985,166)

	Health Care Providers & Services — (0.8)%
(65,740)	Capital Senior Living Corp.[1]	(1,465,345)

	Hotels, Restaurants & Leisure — (3.0)%
(17,880)	McDonald’s Corp.	(1,785,497)
(7,108)	Panera Bread Co. — Class A1	(1,450,885)
(13,260)	Wynn Resorts, Ltd.	(1,368,830)
(10,700)	Yum! Brands, Inc.	(939,032)

		(5,544,244)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Household Durables — (1.8)%
(34,360)	Meritage Homes Corp.[1]	$(1,549,636)
(196,780)	Standard Pacific Corp.[1]	(1,769,052)

		(3,318,688)

	Industrial Conglomerates — (0.5)%
(49,900)	Raven Industries, Inc.	(969,557)

	Insurance — (2.7)%
(19,620)	Erie Indemnity Co. — Class A	(1,693,402)
(38,020)	Loews Corp.	(1,448,942)
(30,240)	Safety Insurance Group, Inc.	(1,753,618)

		(4,895,962)

	IT Services — (0.5)%
(51,500)	Acxiom Corp.[1]	(922,365)

	Leisure Equipment & Products — (1.4)%
(43,650)	Mattel, Inc.	(1,013,117)
(11,340)	Polaris Industries, Inc.	(1,554,260)

		(2,567,377)

	Machinery — (1.4)%
(11,080)	Nordson Corp.	(821,139)
(26,340)	RBC Bearings, Inc.[1]	(1,784,535)

		(2,605,674)

	Marine — (0.9)%
(21,500)	Kirby Corp.[1]	(1,556,815)

	Multi-line Retail — (0.8)%
(18,940)	Nordstrom, Inc.	(1,445,311)

	Multi-Utilities — (1.9)%
(26,000)	Dominion Resources, Inc.	(1,864,200)
(18,380)	NiSource, Inc.	(320,915)
(12,260)	Sempra Energy	(1,247,823)

		(3,432,938)

	Oil, Gas & Consumable Fuels — (2.8)%
(21,760)	Cheniere Energy, Inc.[1]	(1,500,787)
(4,680)	Clayton Williams Energy, Inc.[1]	(188,511)
(18,380)	Columbia Pipeline Group, Inc.	(536,328)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

(99,040)	Memorial Resource Development Corp.[1]	$(1,515,312)
(7,720)	Pioneer Natural Resources Co.	(978,664)
(11,140)	Range Resources Corp.	(438,248)

		(5,157,850)

	Professional Services — (2.9)%
(30,760)	Advisory Board Co. (The)[1]	(1,842,524)
(8,240)	CoStar Group, Inc.[1]	(1,658,630)
(13,800)	IHS, Inc. — Class A1	(1,725,414)

		(5,226,568)

	Real Estate Investment Trusts — (10.9)%
(44,700)	American Campus Communities, Inc.	(1,668,204)
(100,280)	American Homes 4 Rent — Class A	(1,659,634)
(18,460)	American Tower Corp.	(1,755,731)
(11,140)	Boston Properties, Inc.	(1,373,339)
(17,060)	Camden Property Trust	(1,358,488)
(21,540)	Crown Castle International Corp.	(1,764,341)
(28,100)	EastGroup Properties, Inc.	(1,691,620)
(39,660)	Education Realty Trust, Inc.	(1,254,842)
(5,144)	Equinix, Inc.	(1,434,713)
(68,420)	Inland Real Estate Corp.	(671,885)
(15,720)	SL Green Realty Corp.	(1,810,001)
(23,580)	Ventas, Inc.	(1,581,982)
(17,920)	Vornado Realty Trust	(1,748,096)

		(19,772,876)

	Road & Rail — (1.2)%
(17,700)	Genesee & Wyoming, Inc. — Class A1	(1,260,594)
(10,180)	Kansas City Southern	(1,009,754)

		(2,270,348)

	Specialty Retail — (1.7)%
(20,620)	Genesco, Inc.[1]	(1,333,908)
(17,920)	Tiffany & Co.	(1,714,944)

		(3,048,852)

	Textiles, Apparel & Luxury Goods — (1.1)%
(20,100)	Under Armour, Inc. — Class A1	(1,996,533)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (1.6)%
(30,920)	H&E Equipment Services, Inc.	$(554,705)
(29,040)	TAL International Group, Inc.[1]	(574,992)
(7,540)	WW Grainger, Inc.	(1,724,473)

		(2,854,170)

	Water and Sewer — (0.6)%
(44,480)	Aqua America, Inc.	(1,131,571)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(121,307,448))	(114,732,024)

TOTAL SHORT INVESTMENTS (Proceeds $(121,307,448))	(62.9)%	$(114,732,024)

TOTAL INVESTMENTS (Cost $66,920,061)[3]	48.2%	$87,795,147
OTHER ASSETS IN EXCESS OF LIABILITIES	51.8	94,462,034

NET ASSETS	100.0%	$182,257,181

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $67,177,827.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 123.5%

	Aerospace & Defense — 1.7%
4,860	General Dynamics Corp.	$724,675
6,659	Northrop Grumman Corp.	1,152,073
1,644	Vectrus, Inc.[1]	38,141

		1,914,889

	Air Freight & Logistics — 1.8%
18,920	Atlas Air Worldwide Holdings, Inc.[1,2]	929,918
22,920	Expeditors International of Washington, Inc.[2]	1,074,260

		2,004,178

	Airlines — 1.4%
5,740	Alaska Air Group, Inc.	434,805
31,940	Southwest Airlines Co.	1,156,228

		1,591,033

	Auto Components — 2.1%
63,599	Dana Holding Corp.[2]	1,180,398
70,950	Gentex Corp.[2]	1,140,876

		2,321,274

	Automobiles — 0.4%
8,000	Thor Industries, Inc.	447,040

	Banks — 5.9%
54,660	Central Pacific Financial Corp.	1,273,031
19,280	JPMorgan Chase & Co.	1,321,259
85,380	KeyCorp	1,267,039
43,580	Regions Financial Corp.[2]	452,796
29,660	SunTrust Banks, Inc.	1,315,124
82,940	Wilshire Bancorp, Inc.[2]	963,763

		6,593,012

	Beverages — 1.3%
18,140	Dr Pepper Snapple Group, Inc.[3]	1,455,191

	Biotechnology — 3.7%
42,360	Acorda Therapeutics, Inc.[1,2]	1,455,490
33,480	Emergent Biosolutions, Inc.[1,2]	1,099,148
31,700	Enanta Pharmaceuticals, Inc.[1,2]	1,605,605

		4,160,243

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Capital Markets — 2.6%
67,500	Janus Capital Group, Inc.[2]	$1,105,650
11,580	Legg Mason, Inc.	571,357
32,400	Morgan Stanley	1,258,416

		2,935,423

	Chemicals — 3.1%
28,220	Dow Chemical Co. (The)	1,328,033
7,240	Eastman Chemical Co.[2]	567,616
8,860	LyondellBasell Industries N.V. — Class A	831,334
11,840	Minerals Technologies, Inc.	766,640

		3,493,623

	Commercial Services & Supplies — 3.1%
21,085	ABM Industries, Inc.	694,962
21,240	Avery Dennison Corp.	1,292,454
16,720	Pitney Bowes, Inc.	349,782
25,760	Republic Services, Inc.	1,095,573

		3,432,771

	Communications Equipment — 4.4%
132,440	Brocade Communications Systems, Inc.[2]	1,358,835
40,078	Cisco Systems, Inc.	1,139,017
50,965	Corning, Inc.[2]	952,026
17,280	Harris Corp.[3]	1,433,203

		4,883,081

	Construction & Engineering — 2.0%
30,420	EMCOR Group, Inc.[3]	1,454,989
26,880	MYR Group, Inc.[1,2]	807,475

		2,262,464

	Consumer Finance — 1.2%
189,540	Ezcorp, Inc. — Class A1,2	1,343,839

	Diversified Consumer Services — 1.0%
37,540	Service Corp. International[2]	1,145,345

	Diversified Financial Services — 1.1%
21,420	Citigroup, Inc.	1,252,213

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Telecommunication Services — 1.3%
105,000	8x8, Inc.[1,2]	$914,550
26,160	Inteliquent, Inc.	476,112

		1,390,662

	Electric Utilities — 2.1%
24,860	American Electric Power Co., Inc.	1,406,330
27,860	Exelon Corp.	894,028

		2,300,358

	Electronic Equipment, Instruments & Components — 1.4%
51,200	Jabil Circuit, Inc.[2]	1,036,800
22,600	Sanmina Corp.[1]	498,782

		1,535,582

	Energy Equipment & Services — 2.5%
18,900	Cameron International Corp.[1]	953,694
44,820	Helix Energy Solutions Group, Inc.[1,2]	375,143
87,759	Nabors Industries, Ltd.[2]	1,018,882
5,813	Schlumberger, Ltd.	481,433

		2,829,152

	Food & Staples Retailing — 3.0%
3,500	CVS Health Corp.	393,645
44,715	Kroger Co. (The)[3]	1,754,616
31,614	Whole Foods Market, Inc.[2]	1,150,750

		3,299,011

	Food Products — 2.8%
31,000	Cal-Maine Foods, Inc.[2]	1,678,960
31,317	Tyson Foods, Inc. — Class A2	1,388,909

		3,067,869

	Health Care Equipment & Supplies — 2.4%
15,253	Analogic Corp.[2]	1,228,629
7,800	Cyberonics, Inc.[1]	478,920
17,890	Hill-Rom Holdings, Inc.	1,002,377

		2,709,926

	Health Care Providers & Services — 1.5%
7,806	Aetna, Inc.	881,844
5,340	Anthem, Inc.[2]	823,802

		1,705,646

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Technology — 1.2%
36,100	Omnicell, Inc.[1]	$1,318,372

	Hotels, Restaurants & Leisure — 1.4%
45,420	Interval Leisure Group, Inc.	968,355
6,787	Wyndham Worldwide Corp.[2]	560,063

		1,528,418

	Household Durables — 0.9%
22,500	Newell Rubbermaid, Inc.[2]	973,800

	Household Products — 1.3%
17,280	Church & Dwight, Inc.[3]	1,491,782

	Insurance — 6.1%
47,340	American Equity Investment Life Holding Co.[2]	1,398,424
21,840	Endurance Specialty Holdings, Ltd.[3]	1,517,662
31,400	Hartford Financial Services Group, Inc. (The)[3]	1,493,070
12,294	Lincoln National Corp.	692,398
15,400	Principal Financial Group, Inc.	854,854
21,580	Unum Group	773,427

		6,729,835

	Internet & Catalog Retail — 0.7%
74,020	1-800-Flowers.com, Inc. — Class A1,2	736,499

	Internet Software & Services — 2.0%
91,680	Blucora, Inc.[1,2]	1,299,105
11,360	IAC/InterActiveCorp	877,674

		2,176,779

	IT Services — 5.7%
4,427	Accenture PLC — Class A	456,468
24,264	Amdocs, Ltd.	1,423,083
7,020	Automatic Data Processing, Inc.	559,985
21,980	Convergys Corp.[2]	551,918
49,500	Genpact, Ltd.[1]	1,099,395
14,220	Paychex, Inc.[2]	659,808
21,300	Science Applications International Corp.	1,143,384
21,640	Western Union Co. (The)[2]	437,994

		6,332,035

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 2.7%
19,238	Charles River Laboratories International, Inc.[1,3]	$1,493,253
21,980	PAREXEL International Corp.[1,3]	1,515,741

		3,008,994

	Machinery — 5.0%
97,740	Federal Signal Corp.[2]	1,462,190
7,000	Illinois Tool Works, Inc.	626,290
4,980	Ingersoll-Rand PLC	305,772
24,520	Kadant, Inc.	1,117,867
35,380	Mueller Industries, Inc.	1,145,251
29,180	Trinity Industries, Inc.[2]	853,807

		5,511,177

	Media — 3.7%
22,052	Comcast Corp. — Class A	1,376,265
47,779	Gannett Co., Inc.[1]	604,405
30,300	TEGNA, Inc.	882,639
56,981	Time, Inc.	1,271,816

		4,135,125

	Metals & Mining — 1.5%
25,060	Newmont Mining Corp.	430,280
61,500	Steel Dynamics, Inc.	1,231,845

		1,662,125

	Multi-line Retail — 1.6%
14,740	Macy’s, Inc.[2]	1,017,944
9,340	Target Corp.[2]	764,479

		1,782,423

	Multi-Utilities — 3.6%
15,400	Ameren Corp.	632,632
32,220	Public Service Enterprise Group, Inc.[2]	1,342,608
12,340	SCANA Corp.[2]	676,232
31,621	Vectren Corp.	1,331,244

		3,982,716

	Office Electronics — 1.1%
111,020	Xerox Corp.[2]	1,223,440

	Oil, Gas & Consumable Fuels — 4.1%
70,000	Cloud Peak Energy, Inc.[1,2]	222,600
106,600	Denbury Resources, Inc.[2]	420,004

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

25,260	PBF Energy, Inc. — Class A2	$797,458
9,837	Tesoro Corp.	957,533
22,316	Valero Energy Corp.[3]	1,463,930
15,760	World Fuel Services Corp.[2]	640,644

		4,502,169

	Pharmaceuticals — 3.6%
19,360	Lannett Co., Inc.[1,2]	1,153,856
55,650	Sagent Pharmaceuticals, Inc.[1,2]	1,367,877
159,180	Sciclone Pharmaceuticals, Inc.[1,2]	1,450,130

		3,971,863

	Professional Services — 1.3%
3,440	Exponent, Inc.[2]	153,045
22,557	Robert Half International, Inc.[2]	1,241,312

		1,394,357

	Real Estate Investment Trusts — 7.3%
15,000	American Assets Trust, Inc.	624,300
17,900	Apartment Investment & Management Co. — Class A2	699,532
77,140	CBL & Associates Properties, Inc.	1,260,468
11,440	Chimera Investment Corp.	162,791
38,700	Corporate Office Properties Trust[2]	895,131
19,820	Equity Commonwealth[1]	519,284
35,000	Hospitality Properties Trust[2]	959,700
70,620	Host Marriott Corp.[3]	1,368,616
30,960	LaSalle Hotel Properties	1,030,039
34,140	Piedmont Office Realty Trust, Inc. — Class A	621,689

		8,141,550

	Semiconductors & Semiconductor Equipment — 2.7%
184,560	Lattice Semiconductor Corp.[1]	908,035
55,000	NVIDIA Corp.[2]	1,097,250
95,600	ON Semiconductor Corp.[1,2]	1,015,272

		3,020,557

	Software — 2.6%
10,120	Jack Henry & Associates, Inc.[2]	706,983
43,040	Mentor Graphics Corp.[2]	1,122,914
48,167	Symantec Corp.	1,095,317

		2,925,214

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 5.0%
18,940	Bed Bath & Beyond, Inc.[1,2]	$1,235,456
68,000	Express, Inc.[1,2]	1,294,720
17,000	Foot Locker, Inc.[2]	1,199,350
6,300	Home Depot, Inc.[2]	737,289
15,022	TJX Cos., Inc. (The)	1,048,836

		5,515,651

	Technology Hardware, Storage & Peripherals — 1.6%
33,500	EMC Corp.	900,815
27,200	Hewlett-Packard Co.	830,144

		1,730,959

	Textiles, Apparel & Luxury Goods — 1.0%
33,899	Coach, Inc.[2]	1,057,649

	Tobacco — 1.5%
18,900	Reynolds American, Inc.[3]	1,621,431

	Wireless Telecommunication Services — 0.5%
19,460	Telephone & Data Systems, Inc.	572,319

	TOTAL COMMON STOCKS (Cost $124,530,845)	137,121,064

Face
Amount

REPURCHASE AGREEMENT* — 0.8%
$885,033	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $885,034, due 8/3/15, (collateralized by a FHLMC security with a par value of $862,438, coupon rate of 3.500%, due 9/15/40, market value of $904,761)	885,033

	TOTAL REPURCHASE AGREEMENT (Cost $885,033)	885,033

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.8%
6,499,805	State Street Navigator Securities Lending Prime Portfolio	$6,499,805

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,499,805)	6,499,805

TOTAL LONG INVESTMENTS (Cost $131,915,683)	130.1%	$144,505,902

COMMON STOCKS SOLD SHORT* — (24.1)%

	Aerospace & Defense — (0.8)%
(6,999)	KLX, Inc.[1]	(274,921)
(1,080)	Precision Castparts Corp.	(210,513)
(1,780)	TransDigm Group, Inc.[1]	(402,814)

		(888,248)

	Banks — (1.0)%
(8,400)	CIT Group, Inc.	(395,136)
(6,680)	PacWest Bancorp	(309,217)
(6,800)	Texas Capital Bancshares, Inc.[1]	(400,792)

		(1,105,145)

	Beverages — (0.5)%
(960)	Boston Beer Co., Inc. (The) — Class A1	(211,699)
(5,540)	Molson Coors Brewing Co. — Class B	(394,116)

		(605,815)

	Biotechnology — (0.2)%
(5,240)	Baxalta, Inc.[1]	(172,029)

	Building Products — (0.3)%
(12,380)	NCI Building Systems, Inc.[1]	(160,321)
(7,460)	USG Corp.[1]	(231,111)

		(391,432)

	Chemicals — (1.6)%
(2,500)	Airgas, Inc.	(255,050)
(6,060)	Balchem Corp.	(343,420)
(508)	Chemours Co. (The)	(5,547)
(2,940)	Ecolab, Inc.	(340,481)
(2,540)	EI du Pont de Nemours & Co.	(141,631)
(30,820)	Kronos Worldwide, Inc.	(303,269)
(3,480)	WR Grace & Co.[1]	(351,236)

		(1,740,634)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (1.0)%
(6,880)	Clean Harbors, Inc.[1]	$(340,698)
(5,520)	G&K Services, Inc. — Class A	(361,891)
(9,760)	Mobile Mini, Inc.	(362,389)

		(1,064,978)

	Construction Materials — (0.3)%
(4,720)	Eagle Materials, Inc.	(364,101)

	Consumer Finance — (0.2)%
(5,200)	First Cash Financial Services, Inc.[1]	(211,484)

	Containers & Packaging — (0.4)%
(12,920)	Greif, Inc. — Class A	(400,391)

	Electric Utilities — (0.3)%
(8,320)	Southern Co. (The)	(372,153)

	Electrical Equipment — (0.2)%
(8,820)	Franklin Electric Co., Inc.	(254,545)

	Food Products — (0.5)%
(2,400)	Hershey Co. (The)	(222,936)
(5,400)	Kellogg Co.	(357,318)

		(580,254)

	Gas Utilities — (0.4)%
(7,340)	Questar Corp.	(162,508)
(13,680)	South Jersey Industries, Inc.	(331,603)

		(494,111)

	Health Care Equipment & Supplies — (0.2)%
(5,240)	Baxter International, Inc.	(210,019)

	Health Care Providers & Services — (0.2)%
(11,200)	Capital Senior Living Corp.[1]	(249,648)

	Hotels, Restaurants & Leisure — (0.6)%
(8,720)	Bob Evans Farms, Inc.	(435,302)
(2,120)	Wynn Resorts, Ltd.	(218,848)

		(654,150)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Household Durables — (1.1)%
(4,820)	Lennar Corp. — Class A	$(255,653)
(13,380)	MDC Holdings, Inc.	(399,527)
(7,680)	Meritage Homes Corp.[1]	(346,368)
(8,600)	MI Homes, Inc.[1]	(215,688)

		(1,217,236)

	Industrial Conglomerates — (0.6)%
(17,040)	General Electric Co.	(444,744)
(11,240)	Raven Industries, Inc.	(218,393)

		(663,137)

	Insurance — (1.5)%
(8,200)	Arthur J Gallagher & Co.	(388,926)
(3,840)	Erie Indemnity Co. — Class A	(331,431)
(5,700)	Loews Corp.	(217,227)
(4,680)	Mercury General Corp.	(264,186)
(7,880)	RLI Corp.	(435,212)

		(1,636,982)

	Leisure Equipment & Products — (0.5)%
(38,040)	Black Diamond, Inc.[1]	(361,190)
(2,880)	Pool Corp.	(202,809)

		(563,999)

	Machinery — (0.6)%
(7,020)	Donaldson Co., Inc.	(235,872)
(3,840)	Graco, Inc.	(274,522)
(2,640)	RBC Bearings, Inc.[1]	(178,860)

		(689,254)

	Marine — (0.3)%
(4,100)	Kirby Corp.[1]	(296,881)

	Media — (0.4)%
(4,340)	McGraw-Hill Cos. (The), Inc.	(441,595)

	Multi-line Retail — (0.8)%
(23,700)	Fred’s, Inc. — Class A	(427,548)
(5,380)	Nordstrom, Inc.	(410,548)

		(838,096)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Multi-Utilities — (0.6)%
(3,500)	Dominion Resources, Inc.	$(250,950)
(6,300)	NiSource, Inc.	(109,998)
(3,380)	Sempra Energy	(344,016)

		(704,964)

	Oil, Gas & Consumable Fuels — (0.6)%
(5,060)	Cheniere Energy, Inc.[1]	(348,988)
(6,300)	Columbia Pipeline Group, Inc.	(183,834)
(920)	Pioneer Natural Resources Co.	(116,629)

		(649,451)

	Professional Services — (0.7)%
(6,800)	Advisory Board Co. (The)[1]	(407,320)
(2,700)	IHS, Inc. — Class A1	(337,581)

		(744,901)

	Real Estate Investment Trusts — (4.5)%
(4,140)	Alexandria Real Estate Equities, Inc.	(383,819)
(10,340)	American Campus Communities, Inc.	(385,889)
(24,240)	American Homes 4 Rent — Class A	(401,172)
(3,860)	American Tower Corp.	(367,125)
(1,580)	AvalonBay Communities, Inc.	(272,297)
(2,700)	Boston Properties, Inc.	(332,856)
(4,480)	Camden Property Trust	(356,742)
(5,740)	EastGroup Properties, Inc.	(345,548)
(7,120)	Education Realty Trust, Inc.	(225,277)
(23,620)	NorthStar Realty Finance Corp.	(377,920)
(10,480)	Rayonier, Inc.	(257,808)
(1,940)	Simon Property Group, Inc.	(363,207)
(3,940)	SL Green Realty Corp.	(453,652)
(4,660)	Vornado Realty Trust	(454,583)

		(4,977,895)

	Road & Rail — (1.7)%
(1,820)	Genesee & Wyoming, Inc. — Class A1	(129,621)
(19,800)	Heartland Express, Inc.	(422,334)
(5,260)	JB Hunt Transport Services, Inc.	(442,471)
(4,280)	Kansas City Southern	(424,533)
(11,040)	Saia, Inc.[1]	(479,357)

		(1,898,316)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Specialty Retail — (0.7)%
(12,600)	Aaron’s, Inc.	$(465,948)
(14,840)	Sonic Automotive, Inc. — Class A	(345,624)

		(811,572)

	Textiles, Apparel & Luxury Goods — (0.2)%
(2,440)	Oxford Industries, Inc.	(204,790)

	Trading Companies & Distributors — (0.4)%
(12,500)	H&E Equipment Services, Inc.	(224,250)
(3,520)	United Rentals, Inc.[1]	(235,804)

		(460,054)

	Water and Sewer — (0.2)%
(9,860)	Aqua America, Inc.	(250,838)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(27,816,715))	(26,809,098)

TOTAL SHORT INVESTMENTS (Proceeds $(27,816,715))	(24.1)%	$(26,809,098)

TOTAL INVESTMENTS (Cost $104,098,968)[4]	106.0%	$117,696,804
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.0)	(6,637,368)

NET ASSETS	100.0%	$111,059,436

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $6,003,969.
[4]	Aggregate cost for federal tax purposes was $104,140,012.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.9%
25,500	SPDR S&P 500 ETF Trust	$5,367,750
30,000	Vanguard S&P 500 ETF	5,788,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	11,156,250

	US Treasury Bills — 26.2%
100,000,000	U.S. Treasury Bill
	0.000% due 10/8/15	99,990,400

	TOTAL US TREASURY BILLS (Cost $99,997,909)	99,990,400

Face
Amount

REPURCHASE AGREEMENT* — 68.9%
$263,629,881	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $263,630,101, due 8/3/15, (collateralized by FHLMC securities with a par value of $200,712,168, coupon rate of 3.500%, due 9/15/40 — 12/15/40, total market value of $211,150,068 and by a FNMA security with a par value of $56,754,276, coupon rate of 3.000%, due 11/25/40, total market value of $57,754,684)	263,629,881

	TOTAL REPURCHASE AGREEMENT (Cost $263,629,881)	263,629,881

TOTAL INVESTMENTS (Cost $370,493,633)[1]	98.0%	$374,776,531
OTHER ASSETS IN EXCESS OF LIABILITIES	2.0	7,840,806

NET ASSETS[2]	100.0%	$382,617,337

*	Percentages indicated are based on net assets.
[1]	Aggregate cost for federal tax purposes was $370,493,633.
[2]	Cash in the amount of $10,675,113 is held as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
S&P 500 Index
expires August 2015 exercise price $2,075 Goldman Sachs	1,523	$(1,835,215)
S&P 500 Index
expires August 2015 exercise price $2,150 Goldman Sachs	139	(704,035)

		(2,539,250)

TOTAL WRITTEN OPTIONS (Premiums Received $(2,894,426))		$(2,539,250)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 56.4%

	Air Freight & Logistics — 1.2%
16,907	Deutsche Post AG, Sponsored ADR	$511,944
36,377	Royal Mail PLC, Unsponsored ADR	574,757

		1,086,701

	Auto Components — 1.2%
13,522	Continental AG, Sponsored ADR	604,163
22,892	Denso Corp., Unsponsored ADR	568,637

		1,172,800

	Automobiles — 3.0%
14,896	Bayerische Motoren Werke AG, Unsponsored ADR	497,079
6,737	Daimler AG, Sponsored ADR	600,738
17,005	Honda Motor Co., Ltd., Sponsored ADR	577,490
4,500	Toyota Motor Corp., Sponsored ADR	600,570
12,573	Volkswagen AG, Sponsored ADR	507,321

		2,783,198

	Banks — 7.8%
17,819	Australia & New Zealand Banking Group, Ltd., Sponsored ADR	424,092
46,550	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	471,086
59,887	Banco Santander SA, Sponsored ADR	407,830
36,319	Barclays PLC, Sponsored ADR	653,016
16,802	BNP Paribas SA, ADR	548,921
9,067	DBS Group Holdings, Ltd., Sponsored ADR	546,105
10,345	HSBC Holdings PLC, Sponsored ADR	466,249
36,910	ING Groep N.V., Sponsored ADR	626,732
94,217	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	690,611
34,279	National Australia Bank, Ltd., Sponsored ADR	432,601
41,308	Nordea Bank AB, Sponsored ADR	515,937
68,275	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	632,227
14,940	United Overseas Bank, Ltd., Sponsored ADR	487,642
17,209	Westpac Banking Corp., Sponsored ADR	438,657

		7,341,706

	Beverages — 0.5%
67,998	Coca-Cola Amatil, Ltd., Sponsored ADR	459,667

	Building Products — 0.6%
4,452	Daikin Industries, Ltd., Unsponsored ADR	574,976

	Capital Markets — 0.6%
70,926	Daiwa Securities Group, Inc., Sponsored ADR	551,804

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.3%
21,693	Air Liquide SA, Unsponsored ADR	$565,103
32,889	Asahi Kasei Corp., Unsponsored ADR	497,117
5,988	BASF SE, Sponsored ADR	516,465
15,846	Givaudan SA, Unsponsored ADR	590,580

		2,169,265

	Communications Equipment — 1.0%
62,996	Nokia OYJ, Sponsored ADR	444,122
45,285	Telefonaktiebolaget LM Ericsson, Sponsored ADR	485,908

		930,030

	Construction & Engineering — 0.6%
37,614	Vinci SA, Unsponsored ADR	602,200

	Diversified Financial Services — 0.7%
23,955	Hong Kong Exchanges and Clearing, Ltd., Unsponsored ADR	646,785

	Diversified Telecommunication Services — 2.9%
16,327	Nippon Telegraph & Telephone Corp., ADR	630,712
33,605	Orange SA, Sponsored ADR	550,786
35,181	Telefonica SA, Sponsored ADR	537,566
38,566	TeliaSonera AB, Unsponsored ADR	468,962
22,629	Telstra Corp., Ltd., ADR	533,592

		2,721,618

	Electric Utilities — 0.6%
61,529	CLP Holdings, Ltd., Sponsored ADR	525,458

	Electrical Equipment — 0.5%
21,353	Mitsubishi Electric Corp., Unsponsored ADR	461,438

	Energy Equipment & Services — 0.8%
45,223	Subsea 7 SA, Sponsored ADR[1]	396,606
13,278	Tenaris SA, ADR	333,941

		730,547

	Food & Staples Retailing — 1.2%
26,022	Koninklijke Ahold N.V., Sponsored ADR	518,358
27,860	Seven & I Holdings Co., Ltd., Unsponsored ADR	642,591

		1,160,949

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 0.6%
7,185	Nestle SA, Sponsored ADR	$543,186

	Gas Utilities — 0.5%
21,263	Tokyo Gas Co., Ltd., Unsponsored ADR	458,856

	Health Care Equipment & Supplies — 0.9%
22,801	Smith & Nephew PLC, Sponsored ADR	843,865

	Hotels, Restaurants & Leisure — 0.5%
30,463	Compass Group PLC, Sponsored ADR	488,931

	Household Durables — 0.7%
43,454	Sekisui House, Ltd., Sponsored ADR	648,334

	Industrial Conglomerates — 1.4%
28,284	CK Hutchison Holdings, Ltd., Unsponsored ADR	420,300
35,225	Keppel Corp., Ltd., Sponsored ADR	395,225
4,675	Siemens AG, Sponsored ADR	500,552

		1,316,077

	Insurance — 3.4%
19,773	AIA Group, Ltd., Sponsored ADR	515,482
33,243	Allianz SE, ADR	545,185
22,880	AXA SA, Sponsored ADR	601,973
27,029	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Unsponsored ADR	496,523
21,885	Sampo OYJ, Unsponsored ADR	541,435
17,289	Zurich Insurance Group AG, ADR[1]	526,968

		3,227,566

	IT Services — 0.8%
16,034	Cap Gemini SA, Unsponsored ADR	767,548

	Machinery — 1.1%
25,788	SKF AB, Sponsored ADR	507,250
45,592	Volvo AB, Sponsored ADR	538,897

		1,046,147

	Media — 0.7%
9,327	Sky PLC, Sponsored ADR	664,456

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Metals & Mining — 1.6%
47,867	Anglo American PLC, Unsponsored ADR	$299,408
9,882	BHP Billiton PLC, ADR	363,164
8,779	BHP Billiton, Ltd., Sponsored ADR	336,850
10,720	Rio Tinto PLC, Sponsored ADR	414,007
7,463	South32, Ltd., ADR[1]	47,539

		1,460,968

	Multi-line Retail — 0.7%
40,173	Marks & Spencer Group PLC, ADR	680,932

	Multi-Utilities — 0.9%
30,873	E.ON SE, Sponsored ADR	406,598
7,163	National Grid PLC, Sponsored ADR	477,199

		883,797

	Oil, Gas & Consumable Fuels — 2.2%
12,124	BP PLC, Sponsored ADR	448,224
12,432	Eni S.p.A., Sponsored ADR	435,120
7,003	Royal Dutch Shell PLC, Sponsored ADR	407,224
21,947	Statoil ASA, Sponsored ADR	371,124
8,813	Total SA, Sponsored ADR	434,393

		2,096,085

	Personal Products — 1.9%
16,804	L’Oreal SA, Unsponsored ADR	626,789
13,682	Unilever N.V.	613,364
13,087	Unilever PLC, Sponsored ADR	593,234

		1,833,387

	Pharmaceuticals — 6.4%
34,603	Astellas Pharma, Inc., Unsponsored ADR	519,045
14,650	AstraZeneca PLC, Sponsored ADR	495,024
3,819	Bayer AG, Sponsored ADR	564,295
35,031	Daiichi Sankyo Co., Ltd., Sponsored ADR	718,135
5,718	Novartis AG, Sponsored ADR	593,243
14,213	Roche Holding AG, Sponsored ADR	513,231
11,634	Sanofi, ADR	628,120
2,644	Shire PLC, ADR	705,446
24,463	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	618,669
9,631	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	664,732

		6,019,940

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Professional Services — 0.7%
15,754	Adecco SA, Unsponsored ADR[1]	$657,414

	Real Estate Investment Trusts — 0.6%
20,665	Unibail-Rodamco SE, Unsponsored ADR	551,549

	Real Estate Management & Development — 0.8%
29,178	Daiwa House Industry Co., Ltd., Unsponsored ADR	725,365

	Road & Rail — 0.7%
40,540	East Japan Railway Co., Unsponsored ADR	666,883

	Specialty Retail — 0.6%
67,008	Hennes & Mauritz AB, Unsponsored ADR	531,373

	Technology Hardware, Storage & Peripherals — 0.6%
17,520	Canon, Inc., Sponsored ADR	560,114

	Tobacco — 1.3%
4,709	British American Tobacco PLC, Sponsored ADR	560,371
31,845	Japan Tobacco, Inc., Unsponsored ADR	619,704

		1,180,075

	Wireless Telecommunication Services — 1.3%
45,577	KDDI Corp., Unsponsored ADR	576,549
29,213	NTT DOCOMO, Inc., Sponsored ADR	615,518

		1,192,067

	TOTAL COMMON STOCKS (Cost $52,277,662)	52,964,057

EXCHANGE-TRADED FUND — 33.6%
783,000	Vanguard MSCI EAFE ETF	31,500,090

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,417,053)	31,500,090

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 2.8%
$2,628,565	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $2,628,567, due 8/3/15, (collateralized by a FHLMC security with a par value of $2,537,710, coupon rate of 3.500%, due 12/15/40, market value of $2,681,430)	$2,628,565

	TOTAL REPURCHASE AGREEMENT (Cost $2,628,565)	2,628,565

TOTAL INVESTMENTS (Cost $86,323,280)[2]	92.8%	$87,092,712
OTHER ASSETS IN EXCESS OF LIABILITIES	7.2	6,709,632

NET ASSETS[3]	100.0%	$93,802,344

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $86,368,847.
[3]	Cash in the amount of $6,721,647 is held as collateral to secure the open written call and put options contracts.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires August 2015 exercise price $68 Goldman Sachs	800	$(5,200)
iShares MSCI EAFE Index Fund
expires August 2015 exercise price $67 Goldman Sachs	8,357	(50,142)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(252,997))		$(55,342)

PUTS:
iShares MSCI EAFE Index Fund
expires August 2015 exercise price $63 Goldman Sachs	1,081	(28,106)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(35,229))		$(28,106)

TOTAL WRITTEN OPTIONS (Premiums Received $(288,226))		$(83,448)

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.6%

	Japan — 23.8%
93,409	Bank of Yokohama, Ltd. (The), Unsponsored ADR	$2,380,061
36,309	Canon, Inc., Sponsored ADR	1,160,799
137,114	Daiichi Sankyo Co., Ltd., Sponsored ADR	2,810,837
89,208	Daiwa House Industry Co., Ltd., Unsponsored ADR	2,217,711
10,231	Fuji Heavy Industries, Ltd., Unsponsored ADR	751,467
68,083	FUJIFILM Holdings Corp., Unsponsored ADR	2,705,618
56,653	Isuzu Motors, Ltd., Unsponsored ADR	784,078
190,285	KDDI Corp., Unsponsored ADR	2,407,105
27,591	Kubota Corp., Sponsored ADR	2,361,790
308,777	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	2,263,335
143,074	MS&AD Insurance Group Holdings, Inc., Unsponsored ADR	2,253,416
54,238	Nitto Denko Corp., Unsponsored ADR	2,075,688
116,409	Nomura Holdings, Inc., Sponsored ADR	838,145
77,397	NTT DOCOMO, Inc., Sponsored ADR	1,630,755
57,245	Panasonic Corp., Sponsored ADR	668,049
156,542	Sekisui House, Ltd., Sponsored ADR	2,335,607
35,851	Tokio Marine Holdings, Inc., ADR	1,498,572
10,344	Toyota Motor Corp., Sponsored ADR	1,380,510
78,719	Trend Micro, Inc., Sponsored ADR	2,888,987

		35,412,530

	United Kingdom — 17.1%
32,085	Ashtead Group PLC, Unsponsored ADR	1,946,276
51,600	BHP Billiton PLC, ADR	1,896,300
17,585	British American Tobacco PLC, Sponsored ADR	2,092,615
10,062	BT Group PLC, Sponsored ADR	727,080
18,008	easyJet PLC, Sponsored ADR	1,845,820
23,103	Imperial Tobacco Group PLC, Sponsored ADR	2,420,270
38,697	ITV PLC, Unsponsored ADR	1,693,768
127,005	Marks & Spencer Group PLC, ADR	2,152,735
12,139	Persimmon PLC, Unsponsored ADR[1]	776,289
202,194	Petrofac, Ltd., Unsponsored ADR	1,378,963
30,065	Prudential PLC, ADR	1,420,872
40,394	Rexam PLC, Sponsored ADR	1,756,331
49,285	Unilever PLC, Sponsored ADR	2,234,089
33,608	William Hill PLC, Unsponsored ADR	855,660
18,719	WPP PLC, Sponsored ADR	2,155,305

		25,352,373

	France — 10.9%
36,314	Cap Gemini SA, Unsponsored ADR	1,738,351
35,123	Cie Generale des Etablissements Michelin, Unsponsored ADR	688,060

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	France — (Continued)

314,505	Credit Agricole SA, Unsponsored ADR	$2,462,574
42,354	Danone SA, Sponsored ADR	576,862
174,579	Electricite de France SA, Unsponsored ADR	823,140
5,909	Essilor International SA, Unsponsored ADR	378,353
65,119	Orange SA, Sponsored ADR	1,067,300
138,006	Renault SA, Unsponsored ADR	2,522,750
198,738	SCOR SE, Sponsored ADR	771,104
41,408	Total SA, Sponsored ADR	2,041,000
9,598	Valeo SA, Sponsored ADR	641,338
109,717	Veolia Environnement SA, ADR	2,444,495

		16,155,327

	Switzerland — 9.6%
70,388	Actelion, Ltd., Unsponsored ADR[1]	2,604,356
54,612	Adecco SA, Unsponsored ADR[1]	2,278,959
29,172	Credit Suisse Group AG, Sponsored ADR[1]	859,115
29,693	Nestle SA, Sponsored ADR	2,244,791
21,233	Novartis AG, Sponsored ADR	2,202,924
49,720	Roche Holding AG, Sponsored ADR	1,795,389
98,468	Swiss Re AG, Sponsored ADR	2,221,438

		14,206,972

	Germany — 7.9%
130,064	Allianz SE, Sponsored ADR	2,133,050
15,167	Bayer AG, Sponsored ADR	2,241,076
24,238	Daimler AG, Sponsored ADR	2,161,302
84,429	Deutsche Telekom AG, Sponsored ADR	1,519,722
113,634	Infineon Technologies AG, ADR	1,284,064
86,822	K+S AG, Sponsored ADR	1,775,510
32,086	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	589,420

		11,704,144

	Australia — 5.0%
190,859	AGL Energy, Ltd., Unsponsored ADR	2,320,845
38,927	Macquarie Group, Ltd., ADR	2,347,298
134,271	Newcrest Mining, Ltd., Sponsored ADR[1]	1,117,135
16,508	South32, Ltd., ADR[1]	105,156
58,686	Woodside Petroleum, Ltd., Sponsored ADR	1,526,423

		7,416,857

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Sweden — 4.6%
157,477	Assa Abloy AB, Unsponsored ADR	$1,590,518
50,519	Atlas Copco AB, Sponsored ADR	1,379,674
62,138	SKF AB, Sponsored ADR	1,222,254
95,926	Svenska Cellulosa AB SCA, Sponsored ADR	2,733,891

		6,926,337

	Ireland — 3.3%
30,199	Ryanair Holdings PLC, Sponsored ADR	2,238,048
9,904	Shire PLC, ADR	2,642,486

		4,880,534

	Belgium — 3.1%
90,739	Delhaize Group, Sponsored ADR	2,047,072
73,376	KBC Groep N.V., Unsponsored ADR	2,555,686

		4,602,758

	Italy — 2.4%
38,235	ENI SPA, Sponsored ADR	1,338,225
96,672	Intesa Sanpaolo SPA, Sponsored ADR	2,241,824

		3,580,049

	Netherlands — 2.1%
133	STMicroelectronics N.V.	1,033
51,766	Unilever N.V. Unsponsored ADR	2,320,670
23,298	Wolters Kluwer N.V., Sponsored ADR	773,028

		3,094,731

	Israel — 1.8%
39,022	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,693,298

	Hong Kong — 1.7%
31,281	BOC Hong Kong Holdings, Ltd., Sponsored ADR	2,524,064

	Norway — 1.4%
13,171	DNB ASA, Sponsored ADR	2,151,615

	Singapore — 1.4%
19,698	DBS Group Holdings, Ltd., Sponsored ADR	1,186,411
38,271	Wilmar International, Ltd., Unsponsored ADR	904,726

		2,091,137

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Finland — 1.4%
110,855	UPM-Kymmene OYJ, Sponsored ADR	$2,041,949

	Luxembourg — 1.2%
202,038	Subsea 7 SA, Sponsored ADR[1]	1,771,873

	Spain — 0.5%
26,750	Iberdrola SA, Sponsored ADR	753,547

	New Zealand — 0.4%
58,072	Spark New Zealand, Ltd., Sponsored ADR	565,041

	TOTAL COMMON STOCKS (Cost $144,228,385)	147,925,136

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$1,659,058	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $1,659,059, due 8/3/15, (collateralized by a FHLMC security with a par value of $1,614,135, coupon rate of 3.500%, due 9/15/40, market value of $1,693,346)	1,659,058

	TOTAL REPURCHASE AGREEMENT (Cost $1,659,058)	1,659,058

TOTAL INVESTMENTS (Cost $145,887,443)[2]	100.7%	$149,584,194
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)	(1,002,379)

NET ASSETS	100.0%	$148,581,815

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $146,085,651.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.0%

	Japan — 29.9%
100	Accordia Golf Co, Ltd.	$1,055
51,900	Achilles Corp.	64,490
16,600	Airport Facilities Co, Ltd.	87,330
20,600	Aisan Industry Co, Ltd.	189,819
900	Aoyama Trading Co, Ltd.	35,765
92,000	Bank of Saga, Ltd. (The)	218,986
4,500	Cawachi, Ltd.	71,965
75,000	Central Glass Co, Ltd.	315,891
2,500	Chori Co, Ltd.	38,609
8,600	Chudenko Corp.	177,364
13,600	Daiichi Jitsugyo Co, Ltd.	75,827
25,000	Dainichiseika Color & Chemicals Manufacturing Co, Ltd.	118,005
10,000	Daiwabo Holdings Co, Ltd.	18,881
70,000	DIC Corp.	164,925
300	Dunlop Sports Co, Ltd.	2,893
29,800	EDION Corp.	196,927
83,000	Eighteenth Bank, Ltd. (The)	245,782
8,300	Elematec Corp.	193,612
60,000	Fuso Pharmaceutical Industries, Ltd.	144,269
11,000	Geo Corp.	151,507
70	Global One Real Estate Investment Corp. REIT	236,939
103,000	Godo Steel, Ltd.	186,993
12,700	Hakuto Co, Ltd.	156,271
194	Hankyu Reit, Inc. REIT	211,007
33,000	Hanwa Co, Ltd.	143,519
400	Hogy Medical Co, Ltd.	19,462
18,000	Hokuetsu Bank, Ltd. (The)	36,309
8,000	Hyakugo Bank, Ltd. (The)	38,214
65	Ichigo Real Estate Investment Corp. REIT	45,681
21,000	Inabata & Co, Ltd.	224,513
1,700	IwaiCosmo Holdings, Inc.	22,112
67,000	J-Oil Mills, Inc.	227,055
1,000	Japan Aviation Electronics Industry, Ltd.	22,294
42,000	Japan Pulp & Paper Co, Ltd.	118,611
327	Japan Rental Housing Investments, Inc. REIT	216,619
10,000	Japan Vilene Co, Ltd.	66,567
500	Joshin Denki Co, Ltd.	3,950
1,800	K’s Holdings Corp.	57,296
1,600	Kaga Electronics Co, Ltd.	20,527
2,500	Kato Sangyo Co, Ltd.	57,692
93,000	Kawasaki Kisen Kaisha, Ltd.	207,859
15,000	Keiyo Co, Ltd.	69,351
53	Kenedix Residential Investment Corp. REIT	134,280
2,600	Kiyo Bank, Ltd. (The)	38,055

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

18,500	Kohnan Shoji Co, Ltd.	$251,523
11,800	Konoike Transport Co, Ltd.	152,814
36,000	Kurabo Industries, Ltd.	75,524
48,600	Kyodo Printing Co, Ltd.	135,289
1,500	Macnica Fuji Electronics Holdings, Inc.[1]	18,578
200	Mars Engineering Corp.	3,429
53,000	Marudai Food Co, Ltd.	209,973
22,000	Maruzen Showa Unyu Co, Ltd.	77,573
1,900	Matsuda Sangyo Co, Ltd.	22,045
44	MCUBS MidCity Investment Corp. REIT	112,010
17,100	Megmilk Snow Brand Co, Ltd.	268,500
89,000	Mie Bank, Ltd. (The)	196,764
22,300	Mirait Holdings Corp.	256,045
2,900	Mitsui High-Tec, Inc.	18,322
11,400	Mitsui Home Co, Ltd.	53,902
5,000	Mitsui Sugar Co, Ltd.	21,584
6,000	Miyazaki Bank, Ltd. (The)	19,413
10,200	Nagase & Co, Ltd.	130,201
1,200	Namura Shipbuilding Co, Ltd.	10,438
11,000	Nichirei Corp.	71,893
98,400	Nippon Beet Sugar Manufacturing Co, Ltd.	164,351
3,000	Nippon Flour Mills Co, Ltd.	19,970
3,000	Nippon Road Co, Ltd. (The)	15,177
62,000	Nippon Steel & Sumikin Bussan Corp.	210,110
23,600	Nipro Corp.	249,644
8,000	Nishi-Nippon City Bank, Ltd. (The)	24,335
53,000	Nisshin Oillio Group, Ltd. (The)	229,217
16,900	Nisshin Steel Holdings Co, Ltd.	195,952
17,000	Nisshinbo Holdings, Inc.	188,470
6,000	Nissin Corp.	18,881
27	Nomura Real Estate Office Fund, Inc. REIT	115,464
42,000	Ogaki Kyoritsu Bank, Ltd. (The)	150,466
10,000	Oita Bank, Ltd. (The)	43,168
9,600	Okuwa Co, Ltd.	78,854
16,700	PALTAC CORPORATION	325,282
28,900	Press Kogyo Co, Ltd.	126,387
4,000	Ryobi, Ltd.	16,363
9,100	Ryosan Co, Ltd.	235,329
73,000	Sakai Chemical Industry Co, Ltd.	237,374
17,400	Sanki Engineering Co, Ltd.	140,115
20,400	Sanoh Industrial Co, Ltd.	134,480
18,600	Sanshin Electronics Co, Ltd.	201,406
25,000	Sanyo Shokai, Ltd.	68,584
2,900	Seiko Epson Corp.	51,315

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Japan — (Continued)

66,000	Sekisui Plastics Co, Ltd.	$239,109
24,800	Shinko Electric Industries Co, Ltd.	185,497
10,800	Shinko Shoji Co, Ltd.	112,327
12,000	Showa Corp.	110,671
20,000	Showa Sangyo Co, Ltd.	83,108
45,000	Sinanen Co, Ltd.	170,654
12,000	Sintokogio, Ltd.	103,022
4,100	Skylark Co, Ltd.	59,349
108,100	Sojitz Corp.	249,458
2,000	Taihei Dengyo Kaisha, Ltd.	20,704
16,500	Taiho Kogyo Co, Ltd.	214,080
900	Toho Holdings Co, Ltd.	22,403
4,500	TOMONY Holdings, Inc.	19,970
58,000	Topy Industries, Ltd.	136,652
25,700	Tosei Corp.	170,870
5,000	Toyo Ink SC Holdings Co, Ltd.	19,930
12,000	Uchida Yoko Co, Ltd.	39,505
1,500	UKC Holdings Corp.	31,674
23,600	Vital KSK Holdings, Inc.	178,807
3,300	Yorozu Corp.	68,191
5,600	Yuasa Trading Co, Ltd.	132,076

		12,789,649

	United Kingdom — 21.0%
1,150	Acacia Mining PLC	4,312
11,187	Amlin PLC	89,185
463	Anglo Pacific Group PLC	607
21,987	Avocet Mining PLC[1]	1,258
31,484	Barratt Developments PLC	312,211
10,595	Beazley PLC	55,908
12,358	Bellway PLC	465,296
5,727	Berkeley Group Holdings PLC	301,309
17,669	Big Yellow Group PLC REIT	194,391
14,735	Bovis Homes Group PLC	263,015
233,821	Cable & Wireless Communications PLC	233,876
5,268	Cape PLC	19,189
45,710	Carillion PLC	246,843
140,858	Centamin PLC	121,864
1,957	Close Brothers Group PLC	44,406
6,901	Computacenter PLC	81,851
48,649	Costain Group PLC	253,749
29,749	Crest Nicholson Holdings PLC	253,658
24,980	Dairy Crest Group PLC	225,478
168,484	Debenhams PLC	231,145

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

116,656	Evraz PLC[1]	$183,633
11,239	FirstGroup PLC[1]	20,254
11,834	Galliford Try PLC	328,030
52,193	GAME Digital PLC	211,919
185,979	Globo PLC[1]	113,269
262	Grafton Group PLC	2,940
12,892	GVC Holdings PLC	83,853
10,589	Hansteen Holdings PLC REIT	20,141
6,100	Hargreaves Services PLC	28,007
223,905	Highland Gold Mining, Ltd.	152,103
26,229	Intermediate Capital Group PLC	239,005
21,437	Interserve PLC	216,095
2,296	John Wood Group PLC	22,428
2,942	Keller Group PLC	48,608
1,694	Kier Group PLC	38,174
40,131	Laird PLC	246,985
26,175	Lancashire Holdings, Ltd.	263,243
120,859	Man Group PLC	307,457
8,343	Micro Focus International PLC	182,143
3,110	Mitchells & Butlers PLC[1]	18,368
4,346	Moneysupermarket.com Group PLC	19,906
61,208	National Express Group PLC	289,720
14,308	NewRiver Retail, Ltd. REIT	74,406
5,281	OneSavings Bank PLC	23,999
106,866	Ophir Energy PLC[1]	194,090
6,469	Pennon Group PLC	82,384
20,060	Phoenix Group Holdings	267,217
19,862	Playtech, Ltd.	281,174
3,469	Plus500, Ltd.	20,789
2,943	Premier Farnell PLC	6,232
8,468	Premier Oil PLC[1]	17,707
1,464	Renishaw PLC	47,897
46,100	RPS Group PLC	154,063
4,309	Savills PLC	65,912
35,797	Spire Healthcare Group PLC[2]	216,119
1,948	St Ives PLC	5,396
37,876	Tullett Prebon PLC	239,850
33,988	UDG Healthcare PLC	266,183
13,492	UNITE Group PLC (The)	132,950
835	Vedanta Resources PLC	5,207
13,096	Vesuvius PLC	83,667

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	United Kingdom — (Continued)

16,873	Workspace Group PLC REIT	$256,778
3,630	WS Atkins PLC	89,113
10,526	Xchanging PLC	15,986

		8,982,951

	Australia — 5.4%
80,379	Abacus Property Group REIT	182,722
17,589	Adelaide Brighton, Ltd.	60,812
94,467	Australian Pharmaceutical Industries, Ltd.	109,791
7,597	Cabcharge Australia, Ltd.	18,547
5,599	Charter Hall Retail REIT	17,639
12,568	CSR, Ltd.	34,358
110,997	Decmil Group, Ltd.	88,030
56,196	Downer EDI, Ltd.	186,898
28,293	Echo Entertainment Group, Ltd.	103,817
13,361	ERM Power, Ltd.	20,997
54,570	Genworth Mortgage Insurance Australia, Ltd.	142,799
29,353	IOOF Holdings, Ltd.	198,249
316,511	MACA, Ltd.	165,418
1,493	Magellan Financial Group, Ltd.	20,233
1,456	Matrix Composites & Engineering, Ltd.	468
113,470	Metcash, Ltd.	95,382
13,621	Mount Gibson Iron, Ltd.	1,892
39,062	Myer Holdings, Ltd.	35,976
78,171	OZ Minerals, Ltd.	212,557
59,149	Primary Health Care, Ltd.	198,881
688	Programmed Maintenance Services, Ltd.	1,202
142,064	Seven West Media, Ltd.	93,977
2,285	Sigma Pharmaceuticals, Ltd.	1,453
307,721	Southern Cross Media Group, Ltd.	217,056
13,328	Spark Infrastructure Group	18,851
110,070	STW Communications Group, Ltd.	60,744

		2,288,749

	Germany — 4.9%
3,026	Aareal Bank AG	123,544
4,177	Aurubis AG	249,875
837	Carl Zeiss Meditec AG	23,555
350	Cewe Stiftung & Co. KGAA	20,357
292	DO Deutsche Office AG	1,501
2,542	Draegerwerk AG & Co. KGaA	207,036
4,181	Freenet AG	143,608
100	Gesco AG	7,788
369	Indus Holding AG	18,184

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)

73	Kloeckner & Co. SE	$685
241	MLP AG	1,106
1,281	Rheinmetall AG	69,745
1,770	Rhoen Klinikum AG	49,200
9,169	SAF-Holland SA	138,914
6,524	Salzgitter AG	232,970
6,374	Software AG	190,722
7,948	Stada Arzneimittel AG	305,817
5,847	TUI AG	100,014
10,230	Wacker Neuson SE	205,771

		2,090,392

	France — 4.5%
5,774	Acanthe Developpement SA REIT	2,727
804	Alten SA	40,512
431	Cegid Group SA	18,631
4,320	Cie des Alpes	86,586
400	Esso SA Francaise[1]	28,010
11,159	GL Events	252,093
2,982	Ipsen SA	191,652
5,419	IPSOS	135,871
11,571	Jacquet Metal Service	216,034
4,210	Korian SA	150,129
4,870	Manitou BF SA	94,508
8,535	Mersen	201,625
66,547	MPI	192,214
792	Neopost SA	31,839
32	Nexans SA1	1,302
1,194	Nexity SA	52,649
982	Rubis SCA	70,619
518	Saft Groupe SA	21,146
2,700	Seche Environnement SA	101,561
915	Tarkett SA	21,741
293	Teleperformance	21,753

		1,933,202

	Italy — 4.2%
58,607	A2A SPA	74,792
5,393	ACEA SPA	71,015
71,502	Ascopiave SPA	172,132
23,231	Astaldi SPA	223,498
13,641	ASTM SPA	184,269
2,890	Banca Generali SPA	95,091
24,000	Banca Popolare di Milano Scarl	25,989

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Italy — (Continued)

4,480	Brembo SPA	$202,170
2,159	Danieli & C Officine Meccaniche SPA	34,073
216	Delclima	529
16,367	ERG SPA	211,746
13,758	Hera SPA*	34,722
12,921	Iren SPA	18,831
28,458	Mediolanum SPA	227,686
10,892	Societa Cattolica di Assicurazioni SCRL	89,357
27,158	Unipol Gruppo Finanziario SPA	145,672

		1,811,572

	Sweden — 4.2%
17,504	Bilia AB	352,038
16,685	Billerud AB	256,268
1,229	Bure Equity AB	7,586
2,697	Dios Fastigheter AB	18,836
3,897	Duni AB	51,950
1,792	Holmen AB	51,142
202,415	Klovern AB	194,748
21,881	Klovern AB	21,052
258	L E Lundbergforetagen AB — B Shares	11,766
20,905	Meda AB	341,197
8,873	Nolato AB	218,052
2,271	Peab AB	17,190
10,482	Recipharm AB	210,205
2,100	SkiStar AB	24,769
5,136	SSAB AB1	21,344

		1,798,143

	Switzerland — 4.2%
10,949	Ascom Holding AG	198,857
5,879	BKW SA	212,941
2,756	Bobst Group SA	121,072
302	Galenica AG	344,098
470	Gategroup Holding AG1	17,364
545	Helvetia Holding AG	299,488
1,641	Implenia AG	98,497
3,607	Kardex AG1	211,276
8,975	Logitech International SA	129,103
110	Mobimo Holding AG1	23,405
357	Valora Holding AG1	69,494
903	Vontobel Holding AG	48,126

		1,773,721

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Hong Kong — 3.0%
884,000	Century City International Holdings, Ltd.	$66,138
803,100	Emperor International Holdings	169,896
348,000	Haitong International Securities Group, Ltd.	192,129
5,000	Hopewell Holdings, Ltd.	17,253
772,000	Hsin Chong Construction Group, Ltd.	90,621
248,600	Hutchison Telecommunications Hong Kong Holdings, Ltd.	108,710
304,000	IT, Ltd.	100,388
31,000	Luk Fook Holdings International, Ltd.	87,174
4,500	Orient Overseas International, Ltd.	22,319
92,000	Paliburg Holdings, Ltd.	32,636
8,000	Regal Hotels International Holdings, Ltd.	4,623
444,000	Regal Real Estate Investment Trust REIT	124,856
518,000	Samson Holding, Ltd.	68,823
519,600	VST Holdings, Ltd.	177,617
44,000	Win Hanverky Holdings, Ltd.	5,789

		1,268,972

	Spain — 2.3%
5,367	Bolsas y Mercados Espanoles SHMSF SA	221,921
16,312	Cie Automotive SA	258,150
535	Corp. Financiera Alba	25,018
12,375	Ebro Foods SA	247,082
61,986	Ence Energia y Celulosa SA	223,971
113	Indra Sistemas SA	1,269
3,573	Papeles y Cartones de Europa SA	20,503

		997,914

	Singapore — 2.3%
109,800	Accordia Golf Trust	51,224
176,525	AIMS AMP Capital Industrial REIT	193,015
41,200	Ascendas Hospitality Trust REIT	20,873
159,200	Asian Pay Television Trust	96,900
322,700	Chip Eng Seng Corp, Ltd.	174,070
2,000	Ho Bee Land, Ltd.	2,930
44,900	Hong Fok Corp, Ltd.	27,493
395,300	K1 Ventures, Ltd.	57,630
150,000	Lippo Malls Indonesia Retail Trust REIT	38,816
91,300	Mapletree Greater China Commercial Trust REIT	65,221
600	Mapletree Industrial Trust REIT	667
2,000	Metro Holdings, Ltd.	1,327
250,700	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	150,765

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Singapore — (Continued)

6,400	United Engineers, Ltd.	$11,617
2,000	Wheelock Properties Singapore, Ltd.	2,529
58,100	Wing Tai Holdings, Ltd.	79,833

		974,910

	Norway — 2.2%
20,167	Atea ASA	174,674
42,017	Austevoll Seafood ASA	217,583
1,226	Avance Gas Holding, Ltd.[2]	20,487
49,878	Selvaag Bolig ASA	158,761
8,549	Sparebank 1 Nord Norge	42,492
19,680	SpareBank 1 SMN	152,386
25,478	Wilh Wilhelmsen ASA	149,092

		915,475

	Finland — 1.8%
10,953	Atria OYJ	107,180
310	Caverion Corp.	3,149
23,177	Citycon OYJ[1]	61,447
10,734	Cramo OYJ	216,321
32,393	HKScan OYJ	177,878
54,400	Sponda OYJ	216,276
310	YIT OYJ	1,862

		784,113

	Denmark — 1.5%
2,769	Dfds AS	380,211
612	PER Aarsleff AS — Class B	209,769
340	Schouw & Co.	18,464
563	Sydbank AS	21,286

		629,730

	Belgium — 1.5%
3,194	Barco N.V.	211,240
774	Cofinimmo SA REIT	83,219
6,090	D’ieteren SA	222,655
333	Elia System Operator SA	13,958
1,400	Euronav N.V.	21,372
758	Gimv N.V.	37,420
850	Intervest Offices & Warehouses REIT	20,738
4,522	Nyrstar[1]	13,275
21	Tessenderlo Chemie N.V.[1]	823

		624,700

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Austria — 1.4%
226	ams AG	$9,811
22,059	Austria Technologie & Systemtechnik AG	373,691
4,430	Semperit AG Holding	183,980
35	Strabag SE	849
2,968	UNIQA Insurance Group AG	28,033

		596,364

	Netherlands — 1.2%
12,318	Accell Group	269,888
5,223	ASM International N.V.	235,097
833	Mota-Engil Africa N.V.	6,404
2	Royal Imtech N.V.[1]	6

		511,395

	Israel — 1.0%
6,559	Amot Investments, Ltd.	20,565
311	B Communications, Ltd.	5,613
6,096	Clal Insurance Enterprises Holdings, Ltd.[1]	106,085
2,906	Delek Automotive Systems, Ltd.	32,348
24,585	Discount Investment Corp., Ltd.	53,307
501	Energix-Renewable Energies, Ltd.[1]	307
7,714	Harel Insurance Investments & Financial Services, Ltd.	38,130
25,045	Jerusalem Economy, Ltd.	84,301
21,616	Phoenix Holdings, Ltd. (The)	64,452
7,186	Reit 1, Ltd. REIT	20,550

		425,658

	Ireland — 0.9%
46,487	Aer Lingus Group PLC	127,636
184	C&C Group PLC	717
12,814	Hibernia REIT PLC	18,506
663	Paddy Power PLC	59,154
4,282	Smurfit Kappa Group PLC	128,854
44,977	Total Produce PLC	63,721

		398,588

	New Zealand — 0.8%
76,324	Air New Zealand, Ltd.	133,007
30,784	Chorus, Ltd.[1]	58,320
8,000	Infratil, Ltd.	17,057

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	New Zealand — (Continued)

219	Mighty River Power, Ltd.	$399
49,046	New Zealand Oil & Gas, Ltd.	16,187
41,873	Nuplex Industries, Ltd.	125,764

		350,734

	Portugal — 0.6%
15,122	NOS SGPS SA	128,145
5,310	Pharol SGPS SA1	1,983
8,614	Semapa-Sociedade de Investimento e Gestao	116,504

		246,632

	Gibraltar — 0.2%
37,456	888 Holdings PLC	99,438

	TOTAL COMMON STOCKS (Cost $40,576,633)	42,293,002

PREFERRED STOCKS — 0.0%
	Germany — 0.0%
171	Draegerwerk AG & Co. KGaA, 1.51%	17,118
37	Jungheinrich AG, 1.55%	2,606

		19,724

	TOTAL PREFERRED STOCKS (Cost $17,882)	19,724

MUTUAL FUND — 0.5%
	United Kingdom — 0.5%
242,007	Schroder Real Estate Investment Trust, Ltd.	229,593

	TOTAL MUTUAL FUND (Cost $227,352)	229,593

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Small Cap Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENTS* — 0.4%
$160,081	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $160,081, due 8/3/15, (collateralized by a FHLMC security with a par value of $156,367, coupon rate of 3.500%, due 12/15/40, market value of $165,223)	$160,081

	TOTAL REPURCHASE AGREEMENTS (Cost $160,081)	160,081

TOTAL INVESTMENTS (Cost $40,981,948)[3]	99.9%	$42,702,400
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	36,250

NET ASSETS	100.0%	$42,738,650

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transasctions exempt from registration, normally to qualified buyers.
[3]	Aggregate cost for federal tax purposes was $41,102,439.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.0%

	China — 19.2%
7,000	361 Degrees International, Ltd.	$2,447
6,000	Agile Property Holdings, Ltd.	3,452
25,000	Agricultural Bank of China, Ltd.	11,287
4,000	Air China, Ltd. — Class H	4,009
5,000	Bank of China, Ltd.	2,728
2,000	Beijing Capital Land, Ltd.	965
3,000	Central China Real Estate, Ltd.	677
2,000	Chaoda Modern Agriculture Holdings, Ltd.[1]	93
14,000	China Citic Bank Corp, Ltd.[1]	10,005
32,000	China Construction Bank Corp.	26,088
18,000	China Everbright Bank Co., Ltd. — Class H	9,984
2,000	China Galaxy Securities Co., Ltd. — Class H	1,803
5,500	China Hongqiao Group, Ltd.	4,072
68,000	China Lumena New Materials Corp.[1,2,3]	—
500	China Merchants Bank Co, Ltd.	1,293
1,500	China Mobile, Ltd.	19,601
2,000	China Oriental Group Co., Ltd.[1,3]	—
10,000	China Southern Airlines Co., Ltd. — Class H	9,920
6,000	Chongqing Rural Commercial Bank Co., Ltd.	4,303
11,000	CNOOC, Ltd.	13,608
10,000	Country Garden Holdings Co.	3,908
2,000	Great Wall Motor Co, Ltd.	6,630
800	Guangzhou R&F Properties Co, Ltd.[1]	803
4,000	Huadian Power International Corp, Ltd. — Class H	4,056
6,000	Huaneng Power International, Inc.	7,345
17,000	Industrial & Commercial Bank of China	11,710
2,000	Longfor Properties Co., Ltd.	2,848
8,000	Qingling Motors Co, Ltd.	2,569
4,000	Shenzhen Expressway Co, Ltd.	2,946
2,500	Shimao Property Holdings, Ltd.	4,489
2,000	Sunac China Holdings, Ltd.	1,788
3,500	Weiqiao Textile Co.	1,828
54,000	Yuanda China Holdings, Ltd.	3,309
3,000	Yuzhou Properties Co.	666

		181,230

	South Korea — 15.4%
281	Aju Capital Co., Ltd.	1,669
744	Asiana Airlines, Inc.[1]	3,783
428	BNK Financial Group, Inc.	5,029
22	Dae Han Flour Mills Co., Ltd.	4,409
169	Daeduck Electronics Co.	1,044
178	Daishin Securities Co, Ltd.	1,628
335	DY Corp.	1,858

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	South Korea — (Continued)

112	GOLFZONYUWONHOLDINGS Co., Ltd.	$1,105
90	Hana Financial Group, Inc.	2,242
381	Hanwha Investment & Securities Co., Ltd.	1,875
401	Hitejinro Holdings Co., Ltd.	5,860
263	Hynix Semiconductor, Inc.	8,338
9	Hyosung Corp.	1,096
92	Hyundai Steel Co.	4,592
105	Industrial Bank of Korea	1,243
76	KB Insurance Co, Ltd.	1,832
180	Kia Motors Corp.	6,753
43	KISCO Corp.	2,062
174	Korea Electric Power Corp.	7,569
9	Korea Petro Chemical Ind	1,384
177	Korean Reinsurance Co.	2,231
400	KT Corp., Sponsored ADR[1]	5,228
66	LF Corp.	1,974
13	LG Chem, Ltd.	2,777
38	LG Corp.	1,884
242	LG Display Co, Ltd., ADR	4,571
97	LG Uplus Corp.	957
6	Lotte Chemical Corp.	1,336
14	Mando Corp.	1,340
72	S&T Holdings Co., Ltd.	1,421
31	S&T Motiv Co, Ltd.	1,685
14	Samchully Co, Ltd.	1,496
32	Samsung Electronics Co., Ltd	32,406
46	Samyang Corp.	3,381
46	SeAH Besteel Corp.	1,301
11	SeAH Holdings Corp.	1,880
183	Seoyon Co., Ltd	1,853
37	Shinyoung Securities Co., Ltd.	1,688
9	SK Holdings Co., Ltd.[3]	1,738
112	SL Corp.	1,474
143	Tongyang Life Insurance	1,864
620	Woori Bank	5,055

		144,911

	Taiwan — 12.8%
5,000	Ability Enterprise Co, Ltd.	2,225
12,000	AU Optronics Corp.	3,839
5,000	Central Reinsurance Co., Ltd.	2,510
6,200	Cheng Loong Corp.	2,229
355	Chimei Materials Technology Corp.	228
7,000	China Bills Finance Corp.	2,505

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Taiwan — (Continued)

7,000	Compal Electronics, Inc.	$4,723
7,350	Continental Holdings Corp.	2,158
779	Elitegroup Computer Systems Co, Ltd.	518
6,000	EnTie Commercial Bank	2,566
6,000	Eva Airways Corp.[1]	4,333
2,000	Farglory Land Development Co, Ltd.	1,878
3,000	Formosan Rubber Group, Inc.	2,076
2,000	Foxconn Technology Co., Ltd.	6,081
5,000	Fubon Financial Holding Co, Ltd.	9,122
5,000	Fubon No. 1 REIT	2,518
4,000	Hey Song Corp.	4,168
600	Holy Stone Enterprise Co, Ltd.	737
5,209	Hon Hai Precision Industry Co, Ltd.	14,965
11,000	Innolux Corp.	3,833
2,000	Pegatron Corp.	5,625
5,000	President Securities Corp.	2,162
2,000	Ruentex Development Co, Ltd.	2,534
1,000	Ruentex Industries, Ltd.	2,091
1,000	Shin Zu Shing Co, Ltd.	2,613
8,000	Shinkong Synthetic Fibers Corp.	2,506
6,000	Siliconware Precision Industries Co., Ltd.	6,794
7,000	Taiwan Land Development Corp.	2,505
800	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	17,688
115	TSRC Corp.	80
1,000	Wan Hai Lines, Ltd.	838
1,000	Wisdom Marine Lines Co, Ltd.[1]	1,163
461	Wistron Corp.	302
240	Wistron NeWeb Corp.	597
75	Yuen Foong Yu Paper Manufacturing Co., Ltd.	24

		120,734

	Russia — 7.9%
43	Acron JSC[1]	1,796
6,200	Alrosa AO1	7,121
363	Cherkizovo Group PJSC[1]	4,948
670,000	Federal Grid Co. Unified Energy System PJSC[1]	739
1,410	Gazprom Neft JSC[1]	3,144
3,499	Gazprom PAO, Sponsored ADR	16,270
93,000	IDGC Holding JSC[1]	718
163,000	Inter RAO UES JSC[1]	2,994
389	LSR Group, GDR	854
343	Lukoil PJSC, Sponsored ADR	14,200
18,400	Magnitogorsk Iron & Steel Works OJSC[1]	5,604

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Russia — (Continued)

1,880	Moscow Exchange MICEX-RTS PJSC	$2,158
137,000	Mosenergo OAO[1]	1,953
1,600	Nizhnekamskneftekhim OAO[1]	857
20	Slavneft-Megionneftegaz[1]	170
11,700	Surgutneftegas OJSC[1]	6,512
980,000	United Aircraft Corp. JSC[1]	4,388

		74,426

	Brazil — 6.1%
100	Ambev SA, ADR	568
1,340	Banco Bradesco SA, ADR	10,640
1,200	Banco do Brasil SA	7,728
400	Cia Energetica de Minas Gerais, Sponsored ADR	1,100
2,400	Direcional Engenharia SA	2,642
200	EDP — Energias do Brasil SA	762
600	Eternit SA	492
200	Ez Tec Empreendimentos e Participacoes SA	809
2,100	JBS SA	9,451
300	MRV Engenharia e Participacoes SA	675
400	Multiplus SA	4,819
452	Petroleo Brasileiro SA, Sponsored ADR[1]	3,074
1,900	Rodobens Negocios Imobiliarios SA	2,636
500	Telefonica Brasil, ADR	6,510
400	Tim Participacoes SA, ADR	5,444
200	TPI — Triunfo Participacoes e Investimentos SA	269

		57,619

	Hong Kong — 6.0%
8,000	AMVIG Holdings, Ltd.	3,829
4,000	China Aoyuan Property Group, Ltd.	748
2,000	China Everbright, Ltd.	4,860
5,000	China Lesso Group Holdings, Ltd.	3,973
6,000	China Metal Recycling Holdings, Ltd.[1,3]	—
9,600	China Zhongwang Holdings, Ltd.[3]	4,122
4,000	CIFI Holdings Group Co, Ltd.	836
16,000	CP Pokphand Co, Ltd.	2,208
1,000	KWG Property Holding, Ltd.	747
16,000	Real Nutriceutical Group, Ltd.	3,880
1,000	Road King Infrastructure, Ltd.	920
6,000	Skyworth Digital Holdings, Ltd.	4,613
6,000	TCC International Holdings, Ltd.	1,540
1,300	Tencent Holdings, Ltd.	24,215

		56,491

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	South Africa — 5.4%
3,645	Accelerate Property Fund, Ltd. REIT	$1,988
282	Barclays Africa Group, Ltd.	4,151
1,370	Emira Property Fund, Ltd. REIT	1,863
1,388	Investec Property Fund, Ltd. REIT	1,875
237	Lewis Group, Ltd.	1,078
511	Liberty Holdings, Ltd.	5,744
38	Naspers, Ltd.	5,317
982	Octodec Investments, Ltd.	1,945
723	RMB Holdings, Ltd.	3,906
171	Sasol, Ltd.	5,931
1,217	Sibanye Gold, Ltd.	1,602
764	Standard Bank Group, Ltd.	9,197
1,258	Telkom SA SOC, Ltd.	6,114

		50,711

	Poland — 3.9%
1,068	Enea SA	4,173
766	Energa SA	4,137
463	Kernel Holding SA	5,375
181	KGHM Polska Miedz SA	4,558
323	Polski Koncern Naftowy Orlen SA	6,520
1,103	Polskie Gornictwo Naftowe i Gazownictwo SA	1,839
78	Powszechny Zaklad Ubezpieczen SA	8,924
1,779	Tauron Polska Energia SA	1,787

		37,313

	Malaysia — 3.8%
600	AEON Credit Service M Bhd	2,165
3,220	Berjaya Auto Bhd	2,189
2,000	Hong Leong Industries BHD	2,761
6,100	JCY International BHD	1,180
34,000	KrisAssets Holdings Bhd[1,2,3]	—
1,300	Malaysian Pacific Industries Bhd	2,458
3,208	Matrix Concepts Holdings Bhd	2,130
5,000	MMC Corp. BHD	2,863
4,000	OSK Holdings BHD	1,883
1,200	Pharmaniaga Bhd	2,134
1,900	Tenaga Nasional BHD	6,061
1,500	Top Glove Corp. BHD	2,989
3,900	Unisem M Bhd	2,305
4,200	UOA Development Bhd	2,141
8,500	YTL Hospitality REIT	2,378

		35,637

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	India — 3.2%
225	Bharat Petroleum Corp., Ltd.	$3,274
212	Hindustan Petroleum Corp., Ltd.	3,055
906	Hindustan Zinc, Ltd.	2,216
506	Idea Cellular, Ltd.	1,368
268	Indiabulls Housing Finance, Ltd.	3,093
1,300	JSW Energy, Ltd.	1,704
808	KRBL, Ltd.	2,362
867	Manappuram Finance, Ltd.	369
588	National Aluminium Co., Ltd.	325
290	Oil & Natural Gas Corp., Ltd.	1,232
78	Oil India, Ltd.	527
43	Piramal Enterprises, Ltd.	614
630	Power Finance Corp., Ltd.	2,419
620	Rural Electrification Corp., Ltd.	2,622
480	Sun TV Network, Ltd.	2,521
59	Tata Chemicals, Ltd.	451
42	Tata Investment Corp., Ltd.	379
434	UCO Bank	356
196	UPL, Ltd.	1,635

		30,522

	Thailand — 3.0%
6,430	AP Thailand PCL — Class F	1,076
1,400	Bangchak Petroleum PCL	1,361
1,200	Bangkok Expressway PCL	1,294
10,477	CalComp Electronics Thailand PCL — Class F	969
6,700	IRPC PCL	798
1,000	PTT Global Chemical PCL — Class F	1,752
400	PTT PCL / Foreign	3,700
17,017	Quality Houses PCL — Class F	1,120
1,200	Saha-Union PCL — Class F	1,268
25,100	Sansiri PCL — Class F	1,225
14,150	SC Asset Corp. PCL — Class F	1,261
1,300	Sri Ayudhya Capital PCL — Class F	1,309
2,660	STP & I PCL — Class F	1,125
2,600	Supalai PCL	1,261
1,400	Thai Oil PCL — Class F	1,917
3,300	Thai Vegetable Oil PCL — Class F	2,294
1,400	Thanachart Capital PCL	1,241
2,500	Tipco Asphalt PCL — Class F	1,731
1,000	Tisco Financial Group PCL	1,206

		27,908

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Turkey — 2.6%
1,009	Bolu Cimento Sanayii AS1	$1,861
3,747	Eregli Demir ve Celik Fabrikalari TAS	5,625
5,549	Is Yatirim Menkul Degerler AS	2,123
5,607	Saf Gayrimenkul Yatirim Ortakligi AS REIT	2,165
1,125	Soda Sanayii AS	1,847
175	TAV Havalimanlari Holding AS	1,332
67	Tupras Turkiye Petrol Rafinerileri AS1	1,741
1,805	Turk Hava Yollari AO1	5,882
520	Yeni Gimat Gayrimenkul Ortakligi AS	2,458

		25,034

	Chile — 1.3%
24	Banco de Credito e Inversiones	1,053
106,833	Corpbanca SA	1,078
300	Enersis SA, Sponsored ADR	4,533
156	Inversiones La Construccion SA	1,701
1,814	Quinenco SA	3,578

		11,943

	Greece — 1.0%
401	Aegean Airlines SA2,3	2,253
277	Bank of Greece[2,3]	2,468
336	Motor Oil Hellas Corinth Refineries SA2,3	2,597
589	Public Power Corp.[1,2,3]	2,523

		9,841

	Hungary — 0.7%
124	MOL Hungarian Oil and Gas PLC	6,543

	United Arab Emirates — 0.5%
737	Al Waha Capital PJSC	498
15	Bank of Sharjah	6
691	Emirates NBD PJSC	1,966
2,893	RAK Properties PJSC	520
986	Union National Bank PJSC	1,893

		4,883

	Czech Republic — 0.5%
184	CEZ AS	4,453

	Colombia — 0.4%
384	Bancolombia SA	3,469

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2015 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)

	Qatar — 0.3%
228	Barwa Real Estate Co.	$3,130

	TOTAL COMMON STOCKS (Cost $1,002,713)	886,798

PREFERRED STOCKS — 3.8%

	Brazil — 2.8%
39	Banco ABC Brasil SA, 0.00%	118
1,018	Banco ABC Brasil SA, 7.44%	3,074
1,500	Banco Daycoval SA, 5.93%	3,925
1,300	Banco do Estado do Rio Grande do Sul, 8.92%	3,755
2,200	Cia de Saneamento do Parana, 11.29%	2,699
3,440	Itausa — Investimentos Itau SA, 5.21%	8,439
49	Parana Banco SA, 7.15%	136
660	Petroleo Brasileiro SA, Sponsored ADR, 0.00%	4,059

		26,205

	Colombia — 0.2%
199	Banco Davivienda SA, 3.06%	1,830

	South Korea — 0.8%
10	Samsung Electronics Co, Ltd., 2.34%	7,862

	TOTAL PREFERRED STOCKS (Cost $50,259)	35,897

WARRANTS — 0.0%

	Malaysia — 0.0%
641	Mah Sing Group BHD (Expires 02/21/20),1	29
458	Matrix Concepts Holdings BHD (Expires 07/20/20)[1]	70
1,000	O.S.K. Holdings BHD (Expires 07/22/20)[1,3]	—

		99

	TOTAL WARRANTS (Cost $—)	99

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Philadelphia International Emerging Markets Fund
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2015 — (Unaudited)

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.8%
$7,305	With State Street Bank and Trust Co., dated 7/31/15, 0.01%, principal and interest in the amount of $7,305, due 8/3/15, (collateralized by a FHLMC security with a par value of $9,773, coupon rate of 3.500%, due 12/15/40, market value of $10,326)	$7,305

	TOTAL REPURCHASE AGREEMENT (Cost $7,305)	7,305

TOTAL INVESTMENTS (Cost $1,060,277)[4]	98.6%	$930,099
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4	12,873

NET ASSETS	100.0%	$942,972

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Illiquid security.
[3]	Security is fair valued by management.
[4]	Aggregate cost for federal tax purposes was $1,074,626.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited)

1.	Organization and Significant Accounting Policies

As of July 31, 2015, The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio, the International Portfolio, the Philadelphia International Small Cap Fund, and the Philadelphia International Emerging Markets Fund (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of July 31, 2015, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, The Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. As of July 31, 2015, Institutional Class shares of the Large Cap Core Portfolio and the Large Cap Growth Portfolio have not been issued.

Currently, the Philadelphia International Small Cap Fund and the Philadelphia International Emerging Markets Fund each have registered two classes of shares: Class I and Class IV. On June 30, 2014 Class I shares were issued and commenced operations. The Philadelphia International Fund was liquidated on May 15, 2015.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds, for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

traded options are valued at the last bid price for purchased options and the last ask price for written options and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For the International Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500® Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. Segall Bryant & Hamill, LLC (“Segall”) reviews the fair values provided, periodically reviews the methodology and procedures used in providing values to the Portfolio and evaluates the accuracy of the prices provided by the fair valuation service. Securities using these valuation adjustments are generally categorized as Level 2.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio and Philadelphia International Small Cap Fund had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2015. The Government Cash Portfolio and Tax-Exempt Cash Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at July 31, 2015.

Securities in the Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund with a value of $23,422,686 and $2,939,037, respectively, transferred from Level 2 to Level 1 due to substantially all foreign equity securities no longer being fair valued using valuations provided by an independent valuation service. In addition, a security in the Philadelphia International Emerging Markets Fund with a value of $15,168 transferred from Level 2 to Level 3 due to trading being halted pending an announcement and as a result, the last trading price was floated with the index. There were also Greek securities with a value of $17,039 that transferred from Level 2 to Level 3 and a single Greek security with a value of $29,777 that transferred from Level 1 to Level 3, theses transfers were a result of temporary closing of the Greek stock market. Transfers into and out of a level are recognized as of the actual date of the event or change in circumstances that caused the transfer.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2015 in valuing the assets and liabilities of the Core Fixed Income Portfolio and the Philadelphia International Emerging Markets Fund:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$25,748,339	$—	$25,748,339
Federal Home Loan Mortgage Corporation	—	16,146,420	—	16,146,420
Federal National Mortgage Association	—	5,378,395	—	5,378,395

Total Agency Notes	—	47,273,154	—	47,273,154

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	17,384,272	—	17,384,272
Federal National Mortgage Association	—	58,637,008	—	58,637,008
Government National Mortgage Association	—	4,279,858	—	4,279,858

Total Mortgage-Backed Securities	—	80,301,138	—	80,301,138

Corporate Notes	—	197,303,603	—	197,303,603
US Treasury Notes/Bonds	—	76,197,409	—	76,197,409
Municipal Bonds	—	6,205,066	—	6,205,066
Repurchase Agreements	—	12,840,022	—	12,840,022
Investment of Security Lending Collateral	1,808,115	—	—	1,808,115

Total Investments	1,808,115	420,120,392	—	421,928,507

Total	$1,808,115	$420,120,392	$—	$421,928,507

Philadelphia International Emerging Markets Fund

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
China	$181,230	$—	$0	$181,230

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
South Korea	$143,173	$1,738	$—	$144,911
Taiwan	120,734	—	—	120,734
Russia	31,324	43,102	—	74,426
Brazil	57,619	—	—	57,619
Hong Kong	52,369	—	4,122	56,491
South Africa	50,711	—	—	50,711
Poland	37,313	—	—	37,313
Malaysia	35,637	—	0	35,637
India	30,522	—	—	30,522
Thailand	27,908	—	—	27,908
Turkey	25,034	—	—	25,034
Chile	11,943	—	—	11,943
Greece	—	—	9,841	9,841
Hungary	6,543	—	—	6,543
United Arab Emirates	4,883	—	—	4,883
Czech Republic	4,453	—	—	4,453
Colombia	3,469	—	—	3,469
Qatar	3,130	—	—	3,130

Total Common Stocks	827,995	44,840	13,963	886,798

Preferred Stocks
Brazil	26,087	118	—	26,205
Colombia	1,830	—	—	1,830
South Korea	7,862	—	—	7,862

Total Preferred Stocks	35,779	118	—	35,897

Warrants
Malaysia	99	0	—	99

Total Warrants	99	0	—	99

Repurchase Agreements	—	7,305	—	7,305

Total Investments	863,873	52,263	13,963	930,099

Total	$863,873	$52,263	$13,963	$930,099

The following tables include roll-forwards of the amounts for the period ended July 31, 2015 for long-term investments classified within Level 3.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

Philadelphia International Small Cap Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized			Transfers		Balance as of	Held at
Investments in	October 31,	Gain	Gain			into	Transfers out of	July 31,	July 31,
Securities	2014	(Loss)	(Loss)	Purchases	Sales	Level 3	Level 3	2015	2015
RIGHTS
Portugal	$3,864	$14	$(3,864)	$0	$(14)	$0	$0	$0	$0

Total	$3,864	$14	$(3,864)	$0	$(14)	$0	$0	$0	$0

Philadelphia International Emerging Markets Fund

									Net
									Change in
									Unrealized
									Gain
									(Loss) from
			Change in						Investments
	Balance as of	Realized	Unrealized					Balance as of	Held at
Investments in	October 31,	Gain	Gain			Transfers	Transfers out of	July 31,	July 31,
Securities	2014	(Loss)	(Loss)	Purchases	Sales	into Level 3	Level 3	2015	2015
COMMON STOCK
China	$12,433	$0	$(12,433)	$0	$0	$0	$0	$0	$0
Greece	$0	$(23,373)	$11,579	$15,102	$(40,283)	$46,816	$0	$9,841	$11,579
Hong Kong	$0	$4,411	$(5,170)	$3,244	$(13,531)	$15,168	$0	$4,122	$(5,170)
Malaysia	$0	$0	$0	$0	$0	$0	$0	$0	$0
South Korea	$22,196	$0	$1,023	$0	$(23,219)	$0	$0	$0	$0
RIGHTS
Hong Kong	$60	$21	$(60)	$0	$(21)	$0	$0	$0	$0
United Arab Emirates	$31	$0	$(31)	$0	$0	$0	$0	$0	$0

Total	$34,720	$(18,941)	$(5,092)	$18,346	$(77,054)	$61,984	$0	$13,963	$6,409

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2015 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, International Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio, International Secured Options Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Philadelphia International Small Cap Fund and Philadelphia International Emerging Markets Fund did not enter into any options transactions during the period ended July 31, 2015. During the period ended July 31, 2015, the Secured Options Portfolio wrote put options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the period ended July 31, 2015, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2014	1,735	$11,139,448
Options written	15,843	36,401,090
Options terminated in closing purchase transactions	(4,118)	(11,286,568)

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

	Number of	Premiums
	Contracts	Received
Options expired	(11,798)	$(33,359,544)

Options outstanding at July 31, 2015	1,662	$2,894,426

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2014	13,137	$1,249,648
Options written	124,140	6,749,346
Options terminated in closing purchase transactions	(48,973)	(4,380,103)
Options exercised	(10,903)	(627,554)
Options expired	(67,163)	(2,703,111)

Options outstanding at July 31, 2015	10,238	$288,226

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2015 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(2,539,250)	$(2,539,250)

Total Value	$(2,539,250)	$(2,539,250)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Written	(122,183)	(122,183)

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written	$(83,448)	$(83,448)

Total Value	$(83,448)	$(83,448)

Number of Contracts, Notional Amounts or Shares/Units1

	Equity
	Contracts
	Risk	Total
Options Written	(946,275)	(946,275)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/unites outstanding for the months that the Portfolio held such derivatives during the period ended July 31, 2015.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of July 31, 2015, 80.67% of the cash collateral received by the Total Market Portfolio was used to finance short sales. As of July 31, 2015, the cash collateral received by the Government Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, and Long/Short Portfolio and the remaining cash collateral received by the Total Market Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the collateral at period end is included at the end of each applicable Portfolio’s Schedule of Portfolio Investments. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

As of July 31, 2015, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Government Cash Portfolio	$473,211		$483,051		0.06
Core Fixed Income Portfolio	1,775,585		1,808,115		0.42
Strategic Equity Portfolio	4,004,700		4,057,500		2.15
Small Cap Equity Portfolio	82,260,165		84,469,158		3.53
U.S. Emerging Growth Portfolio	6,488,587		6,602,616		12.49
Large Cap Core Portfolio	4,401,989		4,387,195		0.35
Long/Short Portfolio	21,120,959		21,521,152		6.62
Total Market Portfolio	32,770,075	*	33,623,714	**	19.08

* The market value of loaned securities for the financing of short sales was $26,350,814.

** The market value of collateral used for the financing of short sales was $27,123,909.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2015, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $116,132,829 and $27,123,909, respectively, to State Street, as collateral for short sales. The Total Market Portfolio also pledged securities in the amount of $6,003,969 to State Street, as collateral for short sales.

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments — (Unaudited) (Continued)

In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, all Portfolios may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”). Pursuant to orders issued by the SEC to certain ETFs, each Portfolio may seek to invest in ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, which will affect the return of the applicable Portfolio.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2015, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross

THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio investments — (Unaudited) (Concluded)

unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$11,104,234	$1,820,644	$9,283,590
Strategic Equity Portfolio	61,124,240	1,418,947	59,705,293
Small Cap Equity Portfolio	346,769,005	80,973,554	265,795,451
Mid Cap Equity Portfolio	2,303,723	981,900	1,321,823
Large Cap Value Portfolio	12,586,050	3,185,094	9,400,956
U.S. Emerging Growth Portfolio	7,826,949	934,599	6,892,350
Large Cap Core Portfolio	159,954,707	19,818,028	140,136,679
Large Cap Growth Portfolio	201,398,135	29,401,487	171,996,648
Long/Short Portfolio	28,650,070	8,032,750	20,617,320
Total Market Portfolio	19,331,074	5,774,282	13,556,792
Secured Options Portfolio	4,290,407	7,509	4,282,898
International Secured Options Portfolio	4,039,281	3,315,416	723,865
International Portfolio	6,481,320	2,982,777	3,498,543
Philadelphia International Small Cap Fund	3,623,681	2,023,720	1,599,961
Philadelphia International Emerging Markets Fund	72,402	216,929	(144,527)

3.	Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards ASC 855 “Subsequent Events,” management has determined that no material events or transactions occurred subsequent to July 31, 2015 through the date the schedules of investments were filed with the Securities and Exchange Commission, that would require additional disclosure in the Fund’s schedules of portfolio investments.

Item 2. Controls and Procedures.
(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibits 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	\s\ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date	September 22, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	\s\ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date	September 22, 2015

By (Signature and Title)	\s\ Kent Weaver
Kent Weaver
Treasurer
(Principal Financial Officer)

Date	September 22, 2015